MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.0%)
Activision Blizzard, Inc.*	112	6,662
Alphabet, Inc. Cl A*	44	51,126
Alphabet, Inc. Cl C*	44	51,163
AT&T, Inc.	1,061	30,928
CenturyLink, Inc.	142	1,343
Charter Communications, Inc. Cl A*	23	10,035
Comcast Corp. Cl A	658	22,622
Discovery, Inc. Cl A*	23	447
Discovery, Inc. Cl C*	49	859
DISH Network Corp. Cl A*	37	740
Electronic Arts, Inc.*	43	4,307
Facebook, Inc. Cl A*	349	58,213
Fox Corp. Cl A	52	1,229
Fox Corp. Cl B	24	549
Interpublic Group of Cos., Inc.	56	907
Live Nation Entertainment, Inc.*	20	909
Netflix, Inc.*	64	24,032
News Corp. Cl A	56	502
News Corp. Cl B	18	162
Omnicom Group, Inc.	32	1,757
Take-Two Interactive Software, Inc.*	16	1,898
T-Mobile US, Inc.*	46	3,859
Twitter, Inc.*	112	2,751
Verizon Communications, Inc.	601	32,292
ViacomCBS, Inc. Cl B	79	1,107
Walt Disney Co.	262	25,309

		335,708

CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	10	933
Amazon.com, Inc.*	60	116,983
Aptiv PLC	37	1,822
AutoZone, Inc.*	4	3,384
Best Buy Co., Inc.	34	1,938
Booking Hldgs., Inc.*	6	8,072
BorgWarner, Inc.	30	731
Capri Hldgs. Ltd.*	22	237
CarMax, Inc.*	24	1,292
Carnival Corp.	58	764
Chipotle Mexican Grill, Inc. Cl A*	4	2,618
Darden Restaurants, Inc.	18	980
Dollar General Corp.	37	5,587
Dollar Tree, Inc.*	34	2,498
DR Horton, Inc.	49	1,666
eBay, Inc.	112	3,367
Expedia Group, Inc.	20	1,125
Ford Motor Co.	566	2,734
Gap, Inc.	31	218
Garmin Ltd.	21	1,574
General Motors Co.	183	3,803
Genuine Parts Co.	21	1,414
H&R Block, Inc.	29	408
Hanesbrands, Inc.	53	417
Harley-Davidson, Inc.	23	435
Hasbro, Inc.	18	1,288
Hilton Worldwide Hldgs., Inc.	42	2,866
Home Depot, Inc.	159	29,687
Kohl’s Corp.	23	336
L Brands, Inc.	34	393

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Las Vegas Sands Corp.	49	2,081
Leggett & Platt, Inc.	19	507
Lennar Corp. Cl A	41	1,566
LKQ Corp.*	45	923
Lowe’s Cos., Inc.	112	9,638
Macy’s, Inc.	45	221
Marriott International, Inc. Cl A	40	2,992
McDonald’s Corp.	110	18,188
MGM Resorts International	76	897
Mohawk Industries, Inc.*	8	610
Newell Brands, Inc.	55	731
NIKE, Inc. Cl B	182	15,059
Nordstrom, Inc.	16	245
Norwegian Cruise Line Hldgs. Ltd.*	31	340
NVR, Inc.*	1	2,569
O’Reilly Automotive, Inc.*	11	3,312
PulteGroup, Inc.	37	826
PVH Corp.	10	376
Ralph Lauren Corp. Cl A	7	468
Ross Stores, Inc.	53	4,609
Royal Caribbean Cruises Ltd.	25	804
Starbucks Corp.	174	11,439
Tapestry, Inc.	40	518
Target Corp.	74	6,880
Tiffany & Co.	16	2,072
TJX Cos., Inc.	177	8,462
Tractor Supply Co.	17	1,437
Ulta Beauty, Inc.*	8	1,406
Under Armour, Inc. Cl A*	27	248
Under Armour, Inc. Cl C*	28	226
VF Corp.	47	2,542
Whirlpool Corp.	9	772
Wynn Resorts Ltd.	14	843
Yum! Brands, Inc.	44	3,015

		306,392

CONSUMER STAPLES (4.3%)
Altria Group, Inc.	272	10,518
Archer-Daniels-Midland Co.	81	2,849
Brown-Forman Corp. Cl B	26	1,443
Campbell Soup Co.	25	1,154
Church & Dwight Co., Inc.	36	2,310
Clorox Co.	18	3,118
Coca-Cola Co.	560	24,780
Colgate-Palmolive Co.	125	8,295
Conagra Brands, Inc.	71	2,083
Constellation Brands, Inc. Cl A	24	3,441
Costco Wholesale Corp.	64	18,248
Coty, Inc. Cl A	43	222
Estee Lauder Cos., Inc. Cl A	32	5,099
General Mills, Inc.	88	4,644
Hershey Co.	22	2,915
Hormel Foods Corp.	40	1,865
JM Smucker Co.	17	1,887
Kellogg Co.	36	2,160
Kimberly-Clark Corp.	50	6,394
Kraft Heinz Co.	90	2,227
Kroger Co.	117	3,524
Lamb Weston Hldgs., Inc.	21	1,199
McCormick & Co., Inc.	18	2,542
Molson Coors Brewing Co. Cl B	27	1,053
Mondelez International, Inc. Cl A	210	10,517
Monster Beverage Corp.*	56	3,151
PepsiCo, Inc.	203	24,380

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Philip Morris International, Inc.	226	16,489
Procter & Gamble Co.	364	40,040
Sysco Corp.	75	3,422
Tyson Foods, Inc. Cl A	43	2,488
Walgreens Boots Alliance, Inc.	110	5,033
Walmart, Inc.	207	23,519

		243,009

ENERGY (1.5%)
Apache Corp.	55	230
Baker Hughes, a GE Co. Cl A	95	998
Cabot Oil & Gas Corp.	60	1,031
Chevron Corp.	276	19,999
Concho Resources, Inc.	29	1,243
ConocoPhillips	160	4,928
Devon Energy Corp.	57	394
Diamondback Energy, Inc.	24	629
EOG Resources, Inc.	84	3,017
Exxon Mobil Corp.	616	23,390
Halliburton Co.	128	877
Helmerich & Payne, Inc.	16	250
Hess Corp.	38	1,265
HollyFrontier Corp.	22	539
Kinder Morgan, Inc.	283	3,939
Marathon Oil Corp.	117	385
Marathon Petroleum Corp.	95	2,244
National Oilwell Varco, Inc.	56	550
Noble Energy, Inc.	70	423
Occidental Petroleum Corp.	130	1,505
ONEOK, Inc.	60	1,309
Phillips 66	65	3,487
Pioneer Natural Resources Co.	24	1,684
Schlumberger Ltd.	202	2,725
TechnipFMC PLC	61	411
Valero Energy Corp.	60	2,722
Williams Cos., Inc.	176	2,490

		82,664

FINANCIALS (10.0%)
Aflac, Inc.	108	3,698
Allstate Corp.	48	4,403
American Express Co.	99	8,475
American International Group, Inc.	127	3,080
Ameriprise Financial, Inc.	19	1,947
Aon PLC	34	5,611
Arthur J. Gallagher & Co.	27	2,201
Assurant, Inc.	8	833
Bank of America Corp.	1,183	25,115
Bank of New York Mellon Corp.	123	4,143
Berkshire Hathaway, Inc. Cl B*	285	52,107
BlackRock, Inc. Cl A	17	7,479
Capital One Financial Corp.	68	3,428
Cboe Global Markets, Inc.	16	1,428
Charles Schwab Corp.	167	5,615
Chubb Ltd.	66	7,372
Cincinnati Financial Corp.	22	1,660
Citigroup, Inc.	319	13,436
Citizens Financial Group, Inc.	64	1,204
CME Group, Inc. Cl A	52	8,991
Comerica, Inc.	22	645
Discover Financial Svcs.	46	1,641
E*TRADE Financial Corp.	33	1,133
Everest Re Group Ltd.	6	1,154
Fifth Third Bancorp	103	1,530
First Republic Bank	24	1,974

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Franklin Resources, Inc.	41	684
Globe Life, Inc.	15	1,080
Goldman Sachs Group, Inc.	47	7,266
Hartford Financial Svcs. Group, Inc.	52	1,832
Huntington Bancshares, Inc.	150	1,231
Intercontinental Exchange, Inc.	82	6,621
Invesco Ltd.	56	508
iShares Core S&P 500 ETF	608	157,107
JPMorgan Chase & Co.	459	41,324
KeyCorp	143	1,483
Lincoln National Corp.	29	763
Loews Corp.	38	1,324
M&T Bank Corp.	19	1,965
MarketAxess Hldgs., Inc.	5	1,663
Marsh & McLennan Cos., Inc.	74	6,398
MetLife, Inc.	115	3,516
Moody’s Corp.	24	5,076
Morgan Stanley	171	5,814
MSCI, Inc. Cl A	12	3,468
Nasdaq, Inc.	17	1,614
Northern Trust Corp.	31	2,339
People’s United Financial, Inc.	64	707
PNC Financial Svcs. Group, Inc.	64	6,126
Principal Financial Group, Inc.	38	1,191
Progressive Corp.	85	6,276
Prudential Financial, Inc.	58	3,024
Raymond James Financial, Inc.	18	1,138
Regions Financial Corp.	141	1,265
S&P Global, Inc.	36	8,822
State Street Corp.	54	2,877
SVB Financial Group*	7	1,058
Synchrony Financial	84	1,352
T. Rowe Price Group, Inc.	34	3,320
Travelers Cos., Inc.	38	3,775
Truist Financial Corp.	195	6,014
U.S. Bancorp	208	7,166
Unum Group	30	450
Vanguard S&P 500 ETF	264	62,520
Wells Fargo & Co.	564	16,187
Willis Towers Watson PLC	19	3,227
WR Berkley Corp.	21	1,096
Zions Bancorporation	25	669

		561,639

HEALTH CARE (8.6%)
Abbott Laboratories	260	20,517
AbbVie, Inc.	214	16,305
ABIOMED, Inc.*	6	871
Agilent Technologies, Inc.	45	3,223
Alexion Pharmaceuticals, Inc.*	33	2,963
Align Technology, Inc.*	11	1,913
Allergan PLC	48	8,501
AmerisourceBergen Corp. Cl A	22	1,947
Amgen, Inc.	87	17,638
Anthem, Inc.	37	8,401
Baxter International, Inc.	74	6,008
Becton Dickinson & Co.	39	8,961
Biogen, Inc.*	27	8,542
Boston Scientific Corp.*	203	6,624
Bristol-Myers Squibb Co.	342	19,063
Cardinal Health, Inc.	43	2,061
Centene Corp.*	83	4,931
Cerner Corp.	46	2,898
Cigna Corp.	55	9,745

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cooper Cos., Inc.	7	1,930
CVS Health Corp.	189	11,213
Danaher Corp.	93	12,872
DaVita, Inc.*	13	989
DENTSPLY SIRONA, Inc.	33	1,281
Edwards Lifesciences Corp.*	30	5,659
Eli Lilly & Co.	124	17,201
Gilead Sciences, Inc.	184	13,756
HCA Healthcare, Inc.	39	3,504
Henry Schein, Inc.*	22	1,112
Hologic, Inc.*	39	1,369
Humana, Inc.	20	6,280
IDEXX Laboratories, Inc.*	12	2,907
Illumina, Inc.*	21	5,736
Incyte Corp.*	26	1,904
Intuitive Surgical, Inc.*	17	8,419
IQVIA Hldgs., Inc.*	26	2,804
Johnson & Johnson	383	50,223
Laboratory Corp. of America Hldgs.*	14	1,770
McKesson Corp.	24	3,246
Medtronic PLC	196	17,675
Merck & Co., Inc.	372	28,622
Mettler-Toledo International, Inc.*	4	2,762
Mylan NV*	75	1,118
PerkinElmer, Inc.	16	1,205
Perrigo Co. PLC	20	962
Pfizer, Inc.	805	26,275
Quest Diagnostics, Inc.	20	1,606
Regeneron Pharmaceuticals, Inc.*	12	5,859
ResMed, Inc.	21	3,093
STERIS PLC	12	1,680
Stryker Corp.	47	7,825
Teleflex, Inc.	6	1,757
Thermo Fisher Scientific, Inc.	58	16,449
UnitedHealth Group, Inc.	138	34,414
Universal Health Svcs., Inc. Cl B	11	1,090
Varian Medical Systems, Inc.*	13	1,335
Vertex Pharmaceuticals, Inc.*	37	8,804
Waters Corp.*	9	1,638
Zimmer Biomet Hldgs., Inc.	30	3,032
Zoetis, Inc. Cl A	69	8,121

		480,609

INDUSTRIALS (4.6%)
3M Co.	84	11,467
Alaska Air Group, Inc.	18	512
Allegion PLC	14	1,288
American Airlines Group, Inc.	57	695
AMETEK, Inc.	33	2,377
AO Smith Corp.	20	756
Arconic, Inc.	56	899
Boeing Co.	78	11,633
Caterpillar, Inc.	81	9,399
CH Robinson Worldwide, Inc.	20	1,324
Cintas Corp.	12	2,078
Copart, Inc.*	29	1,987
CSX Corp.	114	6,532
Cummins, Inc.	23	3,112
Deere & Co.	46	6,355
Delta Air Lines, Inc.	84	2,396
Dover Corp.	21	1,763
Eaton Corp. PLC	61	4,739
Emerson Electric Co.	89	4,241
Equifax, Inc.	18	2,150

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Expeditors International of Washington, Inc.	25	1,668
Fastenal Co.	83	2,594
FedEx Corp.	35	4,244
Flowserve Corp.	19	454
Fortive Corp.	43	2,373
Fortune Brands Home & Security, Inc.	20	865
General Dynamics Corp.	34	4,499
General Electric Co.	1,274	10,116
Honeywell International, Inc.	104	13,914
Huntington Ingalls Industries, Inc.	6	1,093
IDEX Corp.	11	1,519
IHS Markit Ltd.	67	4,020
Illinois Tool Works, Inc.	43	6,111
Ingersoll Rand, Inc.*	50	1,240
Jacobs Engineering Group, Inc.	20	1,586
JB Hunt Transport Svcs., Inc.	12	1,107
Johnson Controls International PLC	113	3,047
Kansas City Southern	15	1,908
L-3 Harris Technologies, Inc.	32	5,764
Lockheed Martin Corp.	36	12,202
Masco Corp.	42	1,452
Nielsen Hldgs. PLC	52	652
Norfolk Southern Corp.	38	5,548
Northrop Grumman Corp.	23	6,959
Old Dominion Freight Line, Inc.	13	1,706
PACCAR, Inc.	50	3,057
Parker-Hannifin Corp.	19	2,465
Pentair PLC	24	714
Quanta Svcs., Inc.	21	666
Raytheon Co.	41	5,377
Republic Svcs., Inc. Cl A	31	2,327
Robert Half International, Inc.	17	642
Rockwell Automation, Inc.	17	2,565
Rollins, Inc.	21	759
Roper Technologies, Inc.	15	4,677
Snap-on, Inc.	8	871
Southwest Airlines Co.	70	2,493
Stanley Black & Decker, Inc.	22	2,200
Textron, Inc.	33	880
Trane Technologies PLC	35	2,891
TransDigm Group, Inc.	7	2,241
Union Pacific Corp.	101	14,245
United Airlines Hldgs., Inc.*	32	1,010
United Parcel Svc., Inc. Cl B	102	9,529
United Rentals, Inc.*	11	1,132
United Technologies Corp.	118	11,131
Verisk Analytics, Inc. Cl A	24	3,345
Waste Management, Inc.	57	5,276
Westinghouse Air Brake Technologies Corp.	27	1,300
WW Grainger, Inc.	6	1,491
Xylem, Inc.	26	1,693

		257,321

INFORMATION TECHNOLOGY (14.2%)
Accenture PLC Cl A	93	15,183
Adobe, Inc.*	71	22,595
Advanced Micro Devices, Inc.*	170	7,732
Akamai Technologies, Inc.*	24	2,196
Alliance Data Systems Corp.	6	202
Amphenol Corp. Cl A	43	3,134
Analog Devices, Inc.	54	4,841
ANSYS, Inc.*	12	2,790
Apple, Inc.	611	155,371
Applied Materials, Inc.	134	6,140

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Arista Networks, Inc.*	7	1,418
Autodesk, Inc.*	32	4,995
Automatic Data Processing, Inc.	63	8,611
Broadcom, Inc.	58	13,752
Broadridge Financial Solutions, Inc.	17	1,612
Cadence Design Systems, Inc.*	41	2,708
CDW Corp.	21	1,959
Cisco Systems, Inc.	621	24,411
Citrix Systems, Inc.	17	2,406
Cognizant Technology Solutions Corp. Cl A	80	3,718
Corning, Inc.	113	2,321
DXC Technology Co.	38	496
F5 Networks, Inc.*	8	853
Fidelity National Information Svcs., Inc.	90	10,948
Fiserv, Inc.*	83	7,884
FleetCor Technologies, Inc.*	12	2,239
FLIR Systems, Inc.	20	638
Fortinet, Inc.*	21	2,125
Gartner, Inc.*	13	1,294
Global Payments, Inc.	44	6,346
Hewlett Packard Enterprise Co.	190	1,845
HP, Inc.	215	3,732
Intel Corp.	635	34,366
International Business Machines Corp.	129	14,310
Intuit, Inc.	38	8,740
IPG Photonics Corp.*	5	552
Jack Henry & Associates, Inc.	11	1,708
Juniper Networks, Inc.	49	938
Keysight Technologies, Inc.*	27	2,259
KLA Corp.	23	3,306
Lam Research Corp.	21	5,040
Leidos Hldgs., Inc.	20	1,833
Mastercard, Inc. Cl A	130	31,403
Maxim Integrated Products, Inc.	39	1,896
Microchip Technology, Inc.	35	2,373
Micron Technology, Inc.*	163	6,856
Microsoft Corp.	1,112	175,373
Motorola Solutions, Inc.	25	3,323
NetApp, Inc.	34	1,418
NortonLifeLock, Inc.	83	1,553
NVIDIA Corp.	89	23,460
Oracle Corp.	317	15,321
Paychex, Inc.	47	2,957
Paycom Software, Inc.*	7	1,414
PayPal Hldgs., Inc.*	172	16,467
Qorvo, Inc.*	17	1,371
QUALCOMM, Inc.	166	11,230
Salesforce.com, Inc.*	129	18,573
Seagate Technology PLC	34	1,659
ServiceNow, Inc.*	27	7,738
Skyworks Solutions, Inc.	25	2,234
Synopsys, Inc.*	22	2,833
TE Connectivity Ltd.	49	3,086
Texas Instruments, Inc.	136	13,590
VeriSign, Inc.*	15	2,701
Visa, Inc. Cl A	250	40,280
Western Digital Corp.	43	1,790
Western Union Co.	61	1,106
Xerox Hldgs. Corp.	28	530
Xilinx, Inc.	37	2,884
Zebra Technologies Corp. Cl A*	7	1,285

		796,251

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	32	6,388
Albemarle Corp.	15	846
Amcor PLC	237	1,924
Avery Dennison Corp.	12	1,222
Ball Corp.	48	3,104
Celanese Corp. Cl A	18	1,321
CF Industries Hldgs., Inc.	32	870
Corteva, Inc.	109	2,561
Dow, Inc.	108	3,158
DuPont de Nemours, Inc.	108	3,683
Eastman Chemical Co.	20	932
Ecolab, Inc.	36	5,610
FMC Corp.	19	1,552
Freeport-McMoRan, Inc.	212	1,431
International Flavors & Fragrances, Inc.	16	1,633
International Paper Co.	57	1,774
Linde PLC	79	13,667
LyondellBasell Industries NV Cl A	38	1,886
Martin Marietta Materials, Inc.	9	1,703
Mosaic Co.	51	552
Newmont Goldcorp Corp.	119	5,388
Nucor Corp.	44	1,585
Packaging Corp. of America	13	1,129
PPG Industries, Inc.	34	2,842
Sealed Air Corp.	22	544
Sherwin-Williams Co.	12	5,514
Vulcan Materials Co.	19	2,053
WestRock Co.	37	1,046

		75,918

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	17	2,330
American Tower Corp.	64	13,936
Apartment Investment & Management Co. Cl A	22	773
AvalonBay Communities, Inc.	20	2,943
Boston Properties, Inc.	21	1,937
CBRE Group, Inc. Cl A*	49	1,848
Crown Castle International Corp.	60	8,664
Digital Realty Trust, Inc.	38	5,279
Duke Realty Corp.	53	1,716
Equinix, Inc.	12	7,495
Equity Residential	51	3,147
Essex Property Trust, Inc.	9	1,982
Extra Space Storage, Inc.	19	1,819
Federal Realty Investment Trust	10	746
Healthpeak Properties, Inc.	72	1,717
Host Hotels & Resorts, Inc.	105	1,159
Iron Mountain, Inc.	42	1,000
Kimco Realty Corp.	61	590
Mid-America Apartment Communities, Inc.	17	1,751
Prologis, Inc.	107	8,600
Public Storage	22	4,369
Realty Income Corp.	50	2,493
Regency Centers Corp.	24	922
SBA Communications Corp. Cl A	16	4,320
Simon Property Group, Inc.	45	2,469
SL Green Realty Corp.	11	474
UDR, Inc.	43	1,571
Ventas, Inc.	54	1,447
Vornado Realty Trust	23	833
Welltower, Inc.	59	2,701
Weyerhaeuser Co.	108	1,831

		92,862

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

UTILITIES (2.0%)
AES Corp.	96	1,306
Alliant Energy Corp.	35	1,690
Ameren Corp.	36	2,622
American Electric Power Co., Inc.	72	5,759
American Water Works Co., Inc.	26	3,109
Atmos Energy Corp.	17	1,687
CenterPoint Energy, Inc.	73	1,128
CMS Energy Corp.	41	2,409
Consolidated Edison, Inc.	48	3,744
Dominion Energy, Inc.	120	8,663
DTE Energy Co.	28	2,659
Duke Energy Corp.	106	8,573
Edison International	52	2,849
Entergy Corp.	29	2,725
Evergy, Inc.	34	1,872
Eversource Energy	47	3,676
Exelon Corp.	142	5,227
FirstEnergy Corp.	79	3,165
NextEra Energy, Inc.	71	17,084
NiSource, Inc.	54	1,348
NRG Energy, Inc.	37	1,009
Pinnacle West Capital Corp.	16	1,213
PPL Corp.	112	2,764
Public Svc. Enterprise Group, Inc.	74	3,323
Sempra Energy	41	4,633
Southern Co.	153	8,283
WEC Energy Group, Inc.	46	4,054
Xcel Energy, Inc.	76	4,583

		111,157

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,666,547 ) 59.8%		3,343,530

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	A-1+	0.04	07/02/20	50,000	49,987
U.S. Treasury Bill (1)	A-1+	1.53	04/16/20	10,000	9,994

					59,981

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (1.1%) (Cost: $59,989) 1.1%					59,981

TOTAL INDEXED ASSETS (Cost: $3,726,536) 60.9%					3,403,511

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*	31	1,085
Cogent Communications Hldgs., Inc.	54	4,426
Discovery, Inc. Cl A*	86	1,672
Discovery, Inc. Cl C*	507	8,893
ORBCOMM, Inc.*	651	1,589
Shenandoah Telecommunications Co.	145	7,141
Take-Two Interactive Software, Inc.*	41	4,863
TEGNA, Inc.	420	4,561
ViacomCBS, Inc. Cl B	82	1,148
World Wrestling Entertainment, Inc. Cl A	35	1,187
Zynga, Inc. Cl A*	1,441	9,871

		46,436

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

CONSUMER DISCRETIONARY (2.8%)
AutoZone, Inc.*	17	14,382
Bloomin’ Brands, Inc.	933	6,662
BorgWarner, Inc.	156	3,802
Bright Horizons Family Solutions, Inc.*	60	6,120
Caleres, Inc.	317	1,649
Capri Hldgs. Ltd.*	302	3,259
Chegg, Inc.*	124	4,437
Dave & Buster’s Entertainment, Inc.	409	5,350
Dollar General Corp.	30	4,531
Eldorado Resorts, Inc.*	181	2,606
Etsy, Inc.*	54	2,076
Five Below, Inc.*	174	12,246
Foot Locker, Inc.	57	1,257
Fox Factory Hldg. Corp.*	37	1,554
Grand Canyon Education, Inc.*	25	1,907
Haverty Furniture Cos., Inc.	181	2,152
Hilton Grand Vacations, Inc.*	77	1,214
Johnson Outdoors, Inc. Cl A	10	627
Lithia Motors, Inc. Cl A	113	9,242
Marriott Vacations Worldwide Corp.	215	11,950
Meritage Homes Corp.*	35	1,278
NVR, Inc.*	2	5,138
Playa Hotels & Resorts NV*	387	677
Ralph Lauren Corp. Cl A	92	6,148
Red Rock Resorts, Inc. Cl A	357	3,052
Skyline Champion Corp.*	173	2,713
Sonic Automotive, Inc. Cl A	244	3,240
Sonos, Inc.*	242	2,052
Steven Madden Ltd.	265	6,156
Taylor Morrison Home Corp. Cl A*	80	880
Thor Industries, Inc.	107	4,513
Tractor Supply Co.	120	10,146
Williams-Sonoma, Inc.	211	8,972
ZAGG, Inc.*	770	2,395

		154,383

CONSUMER STAPLES (1.0%)
Church & Dwight Co., Inc.	180	11,553
Constellation Brands, Inc. Cl A	130	18,637
Crimson Wine Group Ltd.*	904	5,284
Freshpet, Inc.*	84	5,365
Ingredion, Inc.	27	2,039
JM Smucker Co.	34	3,774
Tyson Foods, Inc. Cl A	33	1,910
Vector Group Ltd.	380	3,580
WD-40 Co.	25	5,021

		57,163

ENERGY (0.5%)
Baker Hughes, a GE Co. Cl A	91	956
Cheniere Energy, Inc.*	144	4,824
CrossAmerica Partners LP*	164	1,322
Devon Energy Corp.	266	1,838
Hess Corp.	47	1,565
Kosmos Energy Ltd.	1,801	1,613
Matrix Svc. Co.*	174	1,648
MPLX LP	108	1,255
Noble Energy, Inc.	401	2,422
PBF Energy, Inc. Cl A	704	4,984
PDC Energy, Inc.*	96	596
ProPetro Hldg. Corp.*	352	880
Williams Cos., Inc.	410	5,802

		29,705

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FINANCIALS (5.0%)
American Equity Investment Life Hldg. Co.	285	5,357
American Financial Group, Inc.	67	4,695
Ameriprise Financial, Inc.	92	9,428
Argo Group International Hldgs. Ltd.	103	3,817
Associated Banc-Corp.	247	3,159
BancFirst Corp.	184	6,140
Bank of Marin Bancorp	101	3,030
BankUnited, Inc.	56	1,047
Banner Corp.	164	5,419
Blackstone Mortgage Trust, Inc. Cl A	107	1,992
Brookline Bancorp, Inc.	642	7,242
Brown & Brown, Inc.	197	7,135
Bryn Mawr Bank Corp.	183	5,194
Cboe Global Markets, Inc.	58	5,176
Citizens Financial Group, Inc.	50	940
Columbia Banking System, Inc.	94	2,519
Dime Community Bancshares, Inc.	304	4,168
Discover Financial Svcs.	153	5,457
Ellington Financial, Inc.	572	3,266
Enterprise Financial Svcs. Corp.	186	5,191
Essent Group Ltd.	277	7,296
Everest Re Group Ltd.	36	6,928
Fifth Third Bancorp	480	7,127
First Interstate BancSystem, Inc. Cl A	248	7,152
First Merchants Corp.	81	2,146
First Republic Bank	66	5,431
Flushing Financial Corp.	218	2,913
Great Southern Bancorp, Inc.	76	3,070
Hartford Financial Svcs. Group, Inc.	250	8,810
Heritage Commerce Corp.	399	3,060
Houlihan Lokey, Inc. Cl A	94	4,899
IBERIABANK Corp.	68	2,459
Investors Bancorp, Inc.	288	2,301
iShares Micro-Cap ETF	35	2,346
KeyCorp	356	3,692
Lincoln National Corp.	51	1,343
M&T Bank Corp.	80	8,275
Marlin Business Svcs. Corp.	296	3,306
Moelis & Co. Cl A	169	4,749
National Bank Hldgs. Corp. Cl A	90	2,151
Northfield Bancorp, Inc.	383	4,286
Peoples Bancorp, Inc.	149	3,300
Primerica, Inc.	85	7,521
Progressive Corp.	96	7,089
Raymond James Financial, Inc.	58	3,665
Reinsurance Group of America, Inc. Cl A	40	3,366
RLI Corp.	44	3,869
Safety Insurance Group, Inc.	18	1,520
Selective Insurance Group, Inc.	230	11,431
Starwood Property Trust, Inc.	703	7,206
Sterling Bancorp	150	1,568
Stifel Financial Corp.	76	3,137
Stock Yards Bancorp, Inc.	381	11,022
SVB Financial Group*	15	2,266
Synchrony Financial	54	869
TriCo Bancshares	124	3,698
UMB Financial Corp.	85	3,942
Voya Financial, Inc.	267	10,827
Webster Financial Corp.	125	2,863
Wintrust Financial Corp.	33	1,084
Zions Bancorporation	114	3,051

		277,406

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

HEALTH CARE (5.2%)
ABIOMED, Inc.*	14	2,030
Acadia Healthcare Co., Inc.*	119	2,184
ACADIA Pharmaceuticals, Inc.*	124	5,239
Acceleron Pharma, Inc.*	59	5,302
Agilent Technologies, Inc.	148	10,600
Alder Biopharmaceuticals, Inc. - contingent value rights*	136	120	††
Alnylam Pharmaceuticals, Inc.*	23	2,504
Amicus Therapeutics, Inc.*	234	2,162
Arrowhead Pharmaceuticals, Inc.*	62	1,784
Biohaven Pharmaceutical Hldg. Co. Ltd.*	56	1,906
Blueprint Medicines Corp.*	49	2,866
Boston Scientific Corp.*	21	685
CareDx, Inc.*	75	1,637
Centene Corp.*	167	9,922
Chemed Corp.	16	6,931
CRISPR Therapeutics AG*	46	1,951
DexCom, Inc.*	15	4,039
Emergent BioSolutions, Inc.*	164	9,489
Encompass Health Corp.	69	4,418
Esperion Therapeutics, Inc.*	38	1,198
Exact Sciences Corp.*	38	2,204
FibroGen, Inc.*	41	1,425
Global Blood Therapeutics, Inc.*	61	3,116
Globus Medical, Inc. Cl A*	85	3,615
Haemonetics Corp.*	24	2,392
HealthEquity, Inc.*	124	6,273
Hill-Rom Hldgs., Inc.	82	8,249
Horizon Therapeutics PLC*	254	7,524
Humana, Inc.	17	5,339
IDEXX Laboratories, Inc.*	12	2,907
Incyte Corp.*	34	2,490
Insmed, Inc.*	126	2,020
Insulet Corp.*	25	4,142
Intersect ENT, Inc.*	91	1,078
Invitae Corp.*	110	1,504
iRhythm Technologies, Inc.*	58	4,718
Karyopharm Therapeutics, Inc.*	167	3,208
Kodiak Sciences, Inc.*	27	1,288
Krystal Biotech, Inc.*	34	1,470
LHC Group, Inc.*	61	8,552
Madrigal Pharmaceuticals, Inc.*	26	1,736
Masimo Corp.*	35	6,199
Medpace Hldgs., Inc.*	30	2,201
Mettler-Toledo International, Inc.*	8	5,524
NanoString Technologies, Inc.*	50	1,203
Natera, Inc.*	95	2,837
Neogen Corp.*	58	3,885
NeoGenomics, Inc.*	163	4,500
Neurocrine Biosciences, Inc.*	37	3,202
Nevro Corp.*	28	2,799
Novocure Ltd.*	58	3,906
Omnicell, Inc.*	79	5,181
Orchard Therapeutics PLC*	93	700
Pacific Biosciences of California, Inc.*	420	1,285
Penumbra, Inc.*	30	4,840
Quidel Corp.*	50	4,891
Repligen Corp.*	76	7,337
Sage Therapeutics, Inc.*	56	1,608
SeaSpine Hldgs. Corp.*	224	1,830
Sientra, Inc.*	716	1,425
Simulations Plus, Inc.	128	4,470
STAAR Surgical Co.*	46	1,484
Supernus Pharmaceuticals, Inc.*	391	7,034

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Syneos Health, Inc. Cl A*	108	4,257
Tabula Rasa HealthCare, Inc.*	68	3,556
Tactile Systems Technology, Inc.*	60	2,410
Tandem Diabetes Care, Inc.*	81	5,212
Teladoc Health, Inc.*	59	9,145
Ultragenyx Pharmaceutical, Inc.*	43	1,910
US Physical Therapy, Inc.	37	2,553
Veeva Systems, Inc. Cl A*	53	8,287
Vericel Corp.*	438	4,016
Wright Medical Group NV*	152	4,355
Xencor, Inc.*	104	3,108
Zimmer Biomet Hldgs., Inc.	84	8,491
Zoetis, Inc. Cl A	35	4,119
Zogenix, Inc.*	56	1,385

		293,362

INDUSTRIALS (5.0%)
AAR Corp.	83	1,473
Alamo Group, Inc.	38	3,374
Alaska Air Group, Inc.	215	6,121
Applied Industrial Technologies, Inc.	51	2,332
Axon Enterprise, Inc.*	57	4,034
Brink’s Co.	124	6,454
Builders FirstSource, Inc.*	153	1,871
Carlisle Cos., Inc.	59	7,391
CH Robinson Worldwide, Inc.	43	2,846
Clean Harbors, Inc.*	32	1,643
Dover Corp.	68	5,708
EMCOR Group, Inc.	105	6,439
Encore Wire Corp.	169	7,096
EnPro Industries, Inc.	50	1,979
ESCO Technologies, Inc.	57	4,327
Exponent, Inc.	92	6,616
Generac Hldgs., Inc.*	89	8,292
Gorman-Rupp Co.	194	6,055
HEICO Corp. Cl A	59	3,770
Heidrick & Struggles International, Inc.	116	2,610
Hillenbrand, Inc.	209	3,994
Hubbell, Inc. Cl B	34	3,901
IAA, Inc.*	292	8,748
ICF International, Inc.	65	4,465
John Bean Technologies Corp.	39	2,897
Kirby Corp.*	80	3,478
Knoll, Inc.	97	1,001
Kratos Defense & Security Solutions, Inc.*	216	2,990
L-3 Harris Technologies, Inc.	126	22,695
Lennox International, Inc.	39	7,090
Mercury Systems, Inc.*	60	4,280
Miller Industries, Inc.	447	12,641
MSA Safety, Inc.	12	1,214
Mueller Industries, Inc.	681	16,303
Old Dominion Freight Line, Inc.	127	16,670
Oshkosh Corp.	54	3,474
Quad/Graphics, Inc.	111	280
Quanta Svcs., Inc.	110	3,491
Rockwell Automation, Inc.	40	6,037
Roper Technologies, Inc.	14	4,365
Saia, Inc.*	44	3,236
Simpson Manufacturing Co., Inc.	100	6,198
Spirit Airlines, Inc.*	134	1,727
SPX FLOW, Inc.*	75	2,131
Stanley Black & Decker, Inc.	34	3,400
Stericycle, Inc.*	73	3,546
Teledyne Technologies, Inc.*	16	4,756

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

TransUnion	55	3,640
Trex Co., Inc.*	127	10,178
Universal Forest Products, Inc.	133	4,946
US Ecology, Inc.	62	1,885
Vicor Corp.*	29	1,292
VSE Corp.	250	4,097
Werner Enterprises, Inc.	122	4,424
Willdan Group, Inc.*	118	2,522

		278,423

INFORMATION TECHNOLOGY (5.9%)
Advanced Micro Devices, Inc.*	83	3,774
Akoustis Technologies, Inc.*	381	2,046
Altair Engineering, Inc. Cl A*	59	1,563
Amphenol Corp. Cl A	89	6,486
Analog Devices, Inc.	84	7,531
Anixter International, Inc.*	49	4,306
Blackline, Inc.*	62	3,262
Cabot Microelectronics Corp.	26	2,968
Cardtronics PLC Cl A*	205	4,289
CDW Corp.	23	2,145
Ciena Corp.*	57	2,269
Cirrus Logic, Inc.*	30	1,969
Cloudera, Inc.*	473	3,723
Cohu, Inc.	308	3,813
Cornerstone OnDemand, Inc.*	62	1,969
DXC Technology Co.	59	770
EchoStar Corp. Cl A*	52	1,662
Enphase Energy, Inc.*	158	5,102
EPAM Systems, Inc.*	30	5,570
Euronet Worldwide, Inc.*	57	4,886
Everspin Technologies, Inc.*	372	975
Fiserv, Inc.*	106	10,069
Five9, Inc.*	177	13,533
Global Payments, Inc.	89	12,837
Globant S.A.*	34	2,988
Guidewire Software, Inc.*	52	4,124
II-VI, Inc.*	246	7,011
Itron, Inc.*	47	2,624
KEMET Corp.	185	4,470
Keysight Technologies, Inc.*	34	2,846
KLA Corp.	30	4,312
Lam Research Corp.	13	3,120
Lattice Semiconductor Corp.*	148	2,637
LivePerson, Inc.*	147	3,344
LogMeIn, Inc.	28	2,332
Lumentum Hldgs., Inc.*	105	7,739
ManTech International Corp. Cl A	57	4,142
MAXIMUS, Inc.	70	4,074
MaxLinear, Inc. Cl A*	213	2,486
Microchip Technology, Inc.	46	3,119
MKS Instruments, Inc.	79	6,434
Monolithic Power Systems, Inc.	30	5,024
Motorola Solutions, Inc.	46	6,114
New Relic, Inc.*	58	2,682
Nokia OYJ	372	1,153
NortonLifeLock, Inc.	90	1,684
Novanta, Inc.*	48	3,834
Okta, Inc. Cl A*	40	4,890
Palo Alto Networks, Inc.*	19	3,115
Perficient, Inc.*	166	4,497
Perspecta, Inc.	244	4,450
Ping Identity Hldg. Corp.*	114	2,282
Plexus Corp.*	49	2,673

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Proofpoint, Inc.*	102	10,464
PTC, Inc.*	112	6,856
Pure Storage, Inc. Cl A*	352	4,330
Q2 Hldgs., Inc.*	66	3,898
Qorvo, Inc.*	33	2,660
Rapid7, Inc.*	186	8,059
Richardson Electronics Ltd.*	836	3,202
RingCentral, Inc. Cl A*	12	2,543
Rogers Corp.*	16	1,511
SailPoint Technologies Hldg., Inc.*	194	2,953
Science Applications International Corp.	51	3,806
Semtech Corp.*	54	2,025
Sequans Communications S.A.*	336	1,710
Silicon Laboratories, Inc.*	46	3,929
SiTime Corp.*	81	1,763
Splunk, Inc.*	65	8,205
Synaptics, Inc.*	30	1,736
SYNNEX Corp.	63	4,605
Synopsys, Inc.*	42	5,409
Twilio, Inc. Cl A*	40	3,580
ViaSat, Inc.*	177	6,358
Virtusa Corp.*	79	2,244
Western Digital Corp.	35	1,456
Xilinx, Inc.	44	3,429
Xperi Corp.	209	2,907
Xura, Inc.*	171	5,082	††
Zendesk, Inc.*	119	7,617

		330,054

MATERIALS (1.8%)
Ashland Global Hldgs., Inc.	66	3,306
Berry Global Group, Inc.*	34	1,146
Boise Cascade Co.	88	2,093
Cleveland-Cliffs, Inc.	689	2,722
Coeur Mining, Inc.*	160	514
Crown Hldgs., Inc.*	276	16,019
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	32	2,614
Freeport-McMoRan, Inc.	383	2,585
Innospec, Inc.	46	3,196
International Flavors & Fragrances, Inc.	51	5,206
International Paper Co.	89	2,771
Mosaic Co.	63	682
Newmont Goldcorp Corp.	307	13,901
Nucor Corp.	47	1,693
Olin Corp.	315	3,676
Packaging Corp. of America	162	14,066
PolyOne Corp.	218	4,135
Quaker Chemical Corp.	25	3,157
Royal Gold, Inc.	41	3,596
Steel Dynamics, Inc.	88	1,983
US Concrete, Inc.*	100	1,814
Valvoline, Inc.	440	5,760
Vulcan Materials Co.	51	5,512

		102,147

REAL ESTATE (3.7%)
Alexander’s, Inc.	13	3,587
American Campus Communities, Inc.	73	2,026
Americold Realty Trust	90	3,064
Apartment Investment & Management Co. Cl A	98	3,445
AvalonBay Communities, Inc.	19	2,797
Brandywine Realty Trust	1,171	12,319
Camden Property Trust	59	4,675
Chatham Lodging Trust	125	742

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Consolidated-Tomoka Land Co.	35	1,587
Cousins Properties, Inc.	197	5,766
Duke Realty Corp.	586	18,975
Easterly Government Properties, Inc.	896	22,077
Equity LifeStyle Properties, Inc.	55	3,161
Essex Property Trust, Inc.	15	3,304
GEO Group, Inc.	541	6,579
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66	1,347
Highwoods Properties, Inc.	169	5,986
Host Hotels & Resorts, Inc.	377	4,162
Industrial Logistics Properties Trust	231	4,052
JBG SMITH Properties	136	4,329
Kilroy Realty Corp.	170	10,829
Medical Properties Trust, Inc.	372	6,432
National Storage Affiliates Trust	60	1,776
NexPoint Residential Trust, Inc.	20	504
Park Hotels & Resorts, Inc.	82	649
Physicians Realty Trust	207	2,886
Prologis, Inc.	79	6,349
QTS Realty Trust, Inc. Cl A	72	4,177
Redfin Corp.*	151	2,328
Regency Centers Corp.	26	999
RLJ Lodging Trust	56	432
Sabra Health Care REIT, Inc.	241	2,632
SBA Communications Corp. Cl A	52	14,038
Spirit Realty Capital, Inc.	142	3,713
Sun Communities, Inc.	62	7,741
Terreno Realty Corp.	355	18,371
Urstadt Biddle Properties, Inc. Cl A	86	1,213
Vornado Realty Trust	45	1,629
Welltower, Inc.	73	3,342
Weyerhaeuser Co.	78	1,322

		205,342

UTILITIES (2.7%)
AES Corp.	222	3,019
Ameren Corp.	93	6,773
American States Water Co.	42	3,433
Avista Corp.	159	6,756
Black Hills Corp.	87	5,571
Chesapeake Utilities Corp.	69	5,914
Consolidated Edison, Inc.	71	5,538
Edison International	97	5,315
Entergy Corp.	57	5,356
Evergy, Inc.	229	12,606
Eversource Energy	54	4,223
FirstEnergy Corp.	251	10,058
Fortis, Inc.	241	9,290
IDACORP, Inc.	58	5,092
NiSource, Inc.	595	14,858
Northwest Natural Hldg. Co.	54	3,335
NorthWestern Corp.	86	5,145
PNM Resources, Inc.	161	6,118
Portland General Electric Co.	150	7,191
PPL Corp.	147	3,628
Public Svc. Enterprise Group, Inc.	133	5,973
Sempra Energy	109	12,315
Spire, Inc.	57	4,245

		151,752

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $2,211,276) 34.4%		1,926,173

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.8%)
Citibank, NewYork Time Deposit	0.15	04/01/20	265,794	265,794

TOTAL TEMPORARY CASH INVESTMENT (Cost: $265,794) 4.8%				265,794

TOTAL INVESTMENTS (Cost: $6,203,606) 100.1%				5,595,478

OTHER NET ASSETS -0.1%				(3,427)

NET ASSETS 100.0%				$5,592,051

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.1%)
Activision Blizzard, Inc.*	1,478	87,911
Alphabet, Inc. Cl A*	579	672,769
Alphabet, Inc. Cl C*	579	673,267
AT&T, Inc.	14,051	409,587
CenturyLink, Inc.	1,875	17,737
Charter Communications, Inc. Cl A*	304	132,638
Comcast Corp. Cl A	8,710	299,450
Discovery, Inc. Cl A*	303	5,890
Discovery, Inc. Cl C*	643	11,278
DISH Network Corp. Cl A*	494	9,875
Electronic Arts, Inc.*	563	56,396
Facebook, Inc. Cl A*	4,615	769,782
Fox Corp. Cl A	682	16,116
Fox Corp. Cl B	312	7,138
Interpublic Group of Cos., Inc.	747	12,094
Live Nation Entertainment, Inc.*	273	12,411
Netflix, Inc.*	844	316,922
News Corp. Cl A	752	6,749
News Corp. Cl B	234	2,104
Omnicom Group, Inc.	420	23,058
Take-Two Interactive Software, Inc.*	219	25,976
T-Mobile US, Inc.*	610	51,179
Twitter, Inc.*	1,487	36,521
Verizon Communications, Inc.	7,964	427,906
ViacomCBS, Inc. Cl B	1,040	14,570
Walt Disney Co.	3,479	336,071

		4,435,395

CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	134	12,505
Amazon.com, Inc.*	804	1,567,575
Aptiv PLC	495	24,374
AutoZone, Inc.*	47	39,762
Best Buy Co., Inc.	441	25,137
Booking Hldgs., Inc.*	81	108,971
BorgWarner, Inc.	399	9,724
Capri Hldgs. Ltd.*	290	3,129
CarMax, Inc.*	318	17,118
Carnival Corp.	775	10,207
Chipotle Mexican Grill, Inc. Cl A*	50	32,720
Darden Restaurants, Inc.	237	12,907
Dollar General Corp.	496	74,901
Dollar Tree, Inc.*	456	33,502
DR Horton, Inc.	648	22,032
eBay, Inc.	1,476	44,368
Expedia Group, Inc.	269	15,137
Ford Motor Co.	7,490	36,177
Gap, Inc.	410	2,886
Garmin Ltd.	279	20,914
General Motors Co.	2,425	50,391
Genuine Parts Co.	282	18,987
H&R Block, Inc.	375	5,280
Hanesbrands, Inc.	698	5,493
Harley-Davidson, Inc.	300	5,679
Hasbro, Inc.	247	17,673
Hilton Worldwide Hldgs., Inc.	549	37,464
Home Depot, Inc.	2,110	393,958

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Kohl’s Corp.	301	4,391
L Brands, Inc.	448	5,179
Las Vegas Sands Corp.	652	27,690
Leggett & Platt, Inc.	256	6,830
Lennar Corp. Cl A	539	20,590
LKQ Corp.*	594	12,183
Lowe’s Cos., Inc.	1,484	127,698
Macy’s, Inc.	595	2,921
Marriott International, Inc. Cl A	528	39,500
McDonald’s Corp.	1,459	241,246
MGM Resorts International	994	11,729
Mohawk Industries, Inc.*	115	8,768
Newell Brands, Inc.	738	9,801
NIKE, Inc. Cl B	2,408	199,238
Nordstrom, Inc.	205	3,145
Norwegian Cruise Line Hldgs. Ltd.*	409	4,483
NVR, Inc.*	6	15,415
O’Reilly Automotive, Inc.*	147	44,254
PulteGroup, Inc.	490	10,937
PVH Corp.	143	5,382
Ralph Lauren Corp. Cl A	96	6,416
Ross Stores, Inc.	701	60,966
Royal Caribbean Cruises Ltd.	328	10,552
Starbucks Corp.	2,296	150,939
Tapestry, Inc.	526	6,812
Target Corp.	980	91,111
Tiffany & Co.	210	27,195
TJX Cos., Inc.	2,348	112,258
Tractor Supply Co.	228	19,277
Ulta Beauty, Inc.*	111	19,503
Under Armour, Inc. Cl A*	359	3,306
Under Armour, Inc. Cl C*	373	3,006
VF Corp.	629	34,016
Whirlpool Corp.	122	10,468
Wynn Resorts Ltd.	187	11,255
Yum! Brands, Inc.	585	40,090

		4,057,521

CONSUMER STAPLES (7.3%)
Altria Group, Inc.	3,599	139,173
Archer-Daniels-Midland Co.	1,071	37,678
Brown-Forman Corp. Cl B	351	19,484
Campbell Soup Co.	323	14,910
Church & Dwight Co., Inc.	475	30,485
Clorox Co.	242	41,926
Coca-Cola Co.	7,428	328,689
Colgate-Palmolive Co.	1,659	110,091
Conagra Brands, Inc.	932	27,345
Constellation Brands, Inc. Cl A	322	46,162
Costco Wholesale Corp.	857	244,356
Coty, Inc. Cl A	565	2,915
Estee Lauder Cos., Inc. Cl A	431	68,676
General Mills, Inc.	1,170	61,741
Hershey Co.	286	37,895
Hormel Foods Corp.	537	25,046
JM Smucker Co.	222	24,642
Kellogg Co.	481	28,855
Kimberly-Clark Corp.	663	84,778
Kraft Heinz Co.	1,203	29,762
Kroger Co.	1,556	46,867
Lamb Weston Hldgs., Inc.	280	15,988

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

McCormick & Co., Inc.	240	33,890
Molson Coors Brewing Co. Cl B	362	14,122
Mondelez International, Inc. Cl A	2,786	139,523
Monster Beverage Corp.*	738	41,520
PepsiCo, Inc.	2,685	322,469
Philip Morris International, Inc.	3,006	219,318
Procter & Gamble Co.	4,813	529,430
Sysco Corp.	987	45,037
Tyson Foods, Inc. Cl A	566	32,754
Walgreens Boots Alliance, Inc.	1,446	66,155
Walmart, Inc.	2,749	312,341

		3,224,023

ENERGY (2.5%)
Apache Corp.	733	3,064
Baker Hughes, a GE Co. Cl A	1,253	13,156
Cabot Oil & Gas Corp.	784	13,477
Chevron Corp.	3,645	264,117
Concho Resources, Inc.	386	16,540
ConocoPhillips	2,113	65,080
Devon Energy Corp.	744	5,141
Diamondback Energy, Inc.	307	8,043
EOG Resources, Inc.	1,118	40,159
Exxon Mobil Corp.	8,167	310,101
Halliburton Co.	1,689	11,570
Helmerich & Payne, Inc.	208	3,255
Hess Corp.	502	16,717
HollyFrontier Corp.	285	6,985
Kinder Morgan, Inc.	3,747	52,158
Marathon Oil Corp.	1,544	5,080
Marathon Petroleum Corp.	1,247	29,454
National Oilwell Varco, Inc.	745	7,323
Noble Energy, Inc.	922	5,569
Occidental Petroleum Corp.	1,721	19,929
ONEOK, Inc.	793	17,295
Phillips 66	861	46,193
Pioneer Natural Resources Co.	320	22,448
Schlumberger Ltd.	2,679	36,140
TechnipFMC PLC	805	5,426
Valero Energy Corp.	791	35,880
Williams Cos., Inc.	2,336	33,054

		1,093,354

FINANCIALS (13.7%)
Aflac, Inc.	1,427	48,860
Allstate Corp.	627	57,515
American Express Co.	1,304	111,635
American International Group, Inc.	1,688	40,934
Ameriprise Financial, Inc.	246	25,210
Aon PLC	455	75,093
Arthur J. Gallagher & Co.	361	29,425
Assurant, Inc.	118	12,283
Bank of America Corp.	15,664	332,547
Bank of New York Mellon Corp.	1,624	54,696
Berkshire Hathaway, Inc. Cl B*	3,787	692,377
BlackRock, Inc. Cl A	229	100,753
Capital One Financial Corp.	900	45,378
Cboe Global Markets, Inc.	215	19,189
Charles Schwab Corp.	2,212	74,367
Chubb Ltd.	880	98,287
Cincinnati Financial Corp.	294	22,182
Citigroup, Inc.	4,224	177,915

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Citizens Financial Group, Inc.	835	15,706
CME Group, Inc. Cl A	700	121,037
Comerica, Inc.	280	8,215
Discover Financial Svcs.	607	21,652
E*TRADE Financial Corp.	437	14,998
Everest Re Group Ltd.	78	15,009
Fifth Third Bancorp	1,364	20,255
First Republic Bank	327	26,905
Franklin Resources, Inc.	540	9,013
Globe Life, Inc.	193	13,890
Goldman Sachs Group, Inc.	618	95,537
Hartford Financial Svcs. Group, Inc.	699	24,633
Huntington Bancshares, Inc.	1,986	16,305
Intercontinental Exchange, Inc.	1,080	87,210
Invesco Ltd.	732	6,647
iShares Core S&P 500 ETF	5,828	1,505,955
JPMorgan Chase & Co.	6,071	546,572
KeyCorp	1,893	19,630
Lincoln National Corp.	385	10,133
Loews Corp.	495	17,241
M&T Bank Corp.	254	26,271
MarketAxess Hldgs., Inc.	73	24,278
Marsh & McLennan Cos., Inc.	980	84,731
MetLife, Inc.	1,511	46,191
Moody’s Corp.	314	66,411
Morgan Stanley	2,258	76,772
MSCI, Inc. Cl A	165	47,678
Nasdaq, Inc.	222	21,079
Northern Trust Corp.	413	31,165
People’s United Financial, Inc.	853	9,426
PNC Financial Svcs. Group, Inc.	847	81,075
Principal Financial Group, Inc.	504	15,795
Progressive Corp.	1,125	83,070
Prudential Financial, Inc.	776	40,461
Raymond James Financial, Inc.	239	15,105
Regions Financial Corp.	1,864	16,720
S&P Global, Inc.	475	116,399
State Street Corp.	703	37,449
SVB Financial Group*	99	14,957
Synchrony Financial	1,102	17,731
T. Rowe Price Group, Inc.	452	44,138
Travelers Cos., Inc.	500	49,675
Truist Financial Corp.	2,581	79,598
U.S. Bancorp	2,746	94,600
Unum Group	400	6,004
Wells Fargo & Co.	7,459	214,073
Willis Towers Watson PLC	249	42,293
WR Berkley Corp.	280	14,608
Zions Bancorporation	329	8,804

		6,041,746

HEALTH CARE (14.5%)
Abbott Laboratories	3,449	272,161
AbbVie, Inc.	2,823	215,084
ABIOMED, Inc.*	88	12,774
Agilent Technologies, Inc.	600	42,972
Alexion Pharmaceuticals, Inc.*	431	38,699
Align Technology, Inc.*	138	24,005
Allergan PLC	632	111,927
AmerisourceBergen Corp. Cl A	291	25,753
Amgen, Inc.	1,147	232,531

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Anthem, Inc.	490	111,250
Baxter International, Inc.	991	80,459
Becton Dickinson & Co.	526	120,859
Biogen, Inc.*	349	110,417
Boston Scientific Corp.*	2,698	88,036
Bristol-Myers Squibb Co.	4,542	253,171
Cardinal Health, Inc.	558	26,751
Centene Corp.*	1,124	66,777
Cerner Corp.	607	38,235
Cigna Corp.	720	127,570
Cooper Cos., Inc.	95	26,189
CVS Health Corp.	2,508	148,800
Danaher Corp.	1,234	170,798
DaVita, Inc.*	175	13,310
DENTSPLY SIRONA, Inc.	431	16,736
Edwards Lifesciences Corp.*	400	75,448
Eli Lilly & Co.	1,643	227,917
Gilead Sciences, Inc.	2,439	182,340
HCA Healthcare, Inc.	513	46,093
Henry Schein, Inc.*	289	14,600
Hologic, Inc.*	517	18,147
Humana, Inc.	256	80,389
IDEXX Laboratories, Inc.*	165	39,970
Illumina, Inc.*	285	77,839
Incyte Corp.*	348	25,484
Intuitive Surgical, Inc.*	223	110,432
IQVIA Hldgs., Inc.*	347	37,427
Johnson & Johnson	5,068	664,567
Laboratory Corp. of America Hldgs.*	188	23,761
McKesson Corp.	314	42,472
Medtronic PLC	2,601	234,558
Merck & Co., Inc.	4,923	378,776
Mettler-Toledo International, Inc.*	48	33,144
Mylan NV*	995	14,835
PerkinElmer, Inc.	215	16,185
Perrigo Co. PLC	264	12,696
Pfizer, Inc.	10,664	348,073
Quest Diagnostics, Inc.	259	20,798
Regeneron Pharmaceuticals, Inc.*	153	74,708
ResMed, Inc.	279	41,094
STERIS PLC	164	22,955
Stryker Corp.	622	103,557
Teleflex, Inc.	89	26,065
Thermo Fisher Scientific, Inc.	774	219,506
UnitedHealth Group, Inc.	1,839	458,610
Universal Health Svcs., Inc. Cl B	156	15,456
Varian Medical Systems, Inc.*	175	17,966
Vertex Pharmaceuticals, Inc.*	496	118,023
Waters Corp.*	126	22,938
Zimmer Biomet Hldgs., Inc.	398	40,230
Zoetis, Inc. Cl A	916	107,804

		6,370,127

INDUSTRIALS (7.7%)
3M Co.	1,111	151,663
Alaska Air Group, Inc.	238	6,776
Allegion PLC	179	16,472
American Airlines Group, Inc.	752	9,167
AMETEK, Inc.	441	31,761
AO Smith Corp.	266	10,057
Arconic, Inc.	749	12,029

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Boeing Co.	1,040	155,106
Caterpillar, Inc.	1,067	123,815
CH Robinson Worldwide, Inc.	261	17,278
Cintas Corp.	162	28,062
Copart, Inc.*	395	27,065
CSX Corp.	1,504	86,179
Cummins, Inc.	297	40,190
Deere & Co.	607	83,863
Delta Air Lines, Inc.	1,112	31,725
Dover Corp.	280	23,503
Eaton Corp. PLC	800	62,152
Emerson Electric Co.	1,181	56,275
Equifax, Inc.	234	27,951
Expeditors International of Washington, Inc.	329	21,951
Fastenal Co.	1,111	34,719
FedEx Corp.	464	56,265
Flowserve Corp.	253	6,044
Fortive Corp.	573	31,624
Fortune Brands Home & Security, Inc.	269	11,634
General Dynamics Corp.	454	60,069
General Electric Co.	16,877	134,003
Honeywell International, Inc.	1,382	184,898
Huntington Ingalls Industries, Inc.	80	14,577
IDEX Corp.	146	20,164
IHS Markit Ltd.	900	54,000
Illinois Tool Works, Inc.	563	80,014
Ingersoll Rand, Inc.*	674	16,715
Jacobs Engineering Group, Inc.	261	20,689
JB Hunt Transport Svcs., Inc.	165	15,218
Johnson Controls International PLC	1,488	40,116
Kansas City Southern	192	24,419
L-3 Harris Technologies, Inc.	426	76,731
Lockheed Martin Corp.	479	162,357
Masco Corp.	551	19,048
Nielsen Hldgs. PLC	681	8,540
Norfolk Southern Corp.	502	73,292
Northrop Grumman Corp.	303	91,673
Old Dominion Freight Line, Inc.	184	24,152
PACCAR, Inc.	669	40,896
Parker-Hannifin Corp.	248	32,173
Pentair PLC	324	9,642
Quanta Svcs., Inc.	274	8,694
Raytheon Co.	541	70,952
Republic Svcs., Inc. Cl A	408	30,624
Robert Half International, Inc.	228	8,607
Rockwell Automation, Inc.	223	33,653
Rollins, Inc.	272	9,830
Roper Technologies, Inc.	201	62,674
Snap-on, Inc.	106	11,535
Southwest Airlines Co.	917	32,654
Stanley Black & Decker, Inc.	293	29,300
Textron, Inc.	440	11,735
Trane Technologies PLC	462	38,157
TransDigm Group, Inc.	96	30,738
Union Pacific Corp.	1,336	188,429
United Airlines Hldgs., Inc.*	421	13,282
United Parcel Svc., Inc. Cl B	1,354	126,491
United Rentals, Inc.*	146	15,023
United Technologies Corp.	1,572	148,287
Verisk Analytics, Inc. Cl A	318	44,323

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Waste Management, Inc.	756	69,975
Westinghouse Air Brake Technologies Corp.	351	16,894
WW Grainger, Inc.	84	20,874
Xylem, Inc.	347	22,600

		3,412,043

INFORMATION TECHNOLOGY (24.0%)
Accenture PLC Cl A	1,221	199,340
Adobe, Inc.*	935	297,554
Advanced Micro Devices, Inc.*	2,259	102,739
Akamai Technologies, Inc.*	312	28,545
Alliance Data Systems Corp.	79	2,658
Amphenol Corp. Cl A	574	41,833
Analog Devices, Inc.	709	63,562
ANSYS, Inc.*	165	38,358
Apple, Inc.	8,090	2,057,206
Applied Materials, Inc.	1,780	81,560
Arista Networks, Inc.*	104	21,065
Autodesk, Inc.*	427	66,655
Automatic Data Processing, Inc.	837	114,401
Broadcom, Inc.	769	182,330
Broadridge Financial Solutions, Inc.	222	21,052
Cadence Design Systems, Inc.*	546	36,058
CDW Corp.	279	26,022
Cisco Systems, Inc.	8,227	323,403
Citrix Systems, Inc.	222	31,424
Cognizant Technology Solutions Corp. Cl A	1,057	49,119
Corning, Inc.	1,490	30,605
DXC Technology Co.	492	6,421
F5 Networks, Inc.*	115	12,262
Fidelity National Information Svcs., Inc.	1,192	144,995
Fiserv, Inc.*	1,112	105,629
FleetCor Technologies, Inc.*	167	31,152
FLIR Systems, Inc.	260	8,291
Fortinet, Inc.*	278	28,125
Gartner, Inc.*	173	17,226
Global Payments, Inc.	583	84,086
Hewlett Packard Enterprise Co.	2,517	24,440
HP, Inc.	2,856	49,580
Intel Corp.	8,401	454,662
International Business Machines Corp.	1,706	189,247
Intuit, Inc.	506	116,380
IPG Photonics Corp.*	69	7,609
Jack Henry & Associates, Inc.	148	22,976
Juniper Networks, Inc.	644	12,326
Keysight Technologies, Inc.*	367	30,711
KLA Corp.	306	43,984
Lam Research Corp.	279	66,960
Leidos Hldgs., Inc.	257	23,554
Mastercard, Inc. Cl A	1,718	415,000
Maxim Integrated Products, Inc.	518	25,180
Microchip Technology, Inc.	458	31,052
Micron Technology, Inc.*	2,164	91,018
Microsoft Corp.	14,732	2,323,384
Motorola Solutions, Inc.	332	44,129
NetApp, Inc.	446	18,594
NortonLifeLock, Inc.	1,110	20,768
NVIDIA Corp.	1,184	312,102
Oracle Corp.	4,186	202,309
Paychex, Inc.	616	38,759
Paycom Software, Inc.*	94	18,989

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

PayPal Hldgs., Inc.*	2,279	218,191
Qorvo, Inc.*	225	18,142
QUALCOMM, Inc.	2,209	149,439
Salesforce.com, Inc.*	1,720	247,646
Seagate Technology PLC	446	21,765
ServiceNow, Inc.*	365	104,602
Skyworks Solutions, Inc.	326	29,138
Synopsys, Inc.*	292	37,607
TE Connectivity Ltd.	648	40,811
Texas Instruments, Inc.	1,796	179,474
VeriSign, Inc.*	200	36,018
Visa, Inc. Cl A	3,306	532,663
Western Digital Corp.	567	23,599
Western Union Co.	804	14,577
Xerox Hldgs. Corp.	362	6,856
Xilinx, Inc.	479	37,333
Zebra Technologies Corp. Cl A*	105	19,278

		10,554,528

MATERIALS (2.3%)
Air Products & Chemicals, Inc.	424	84,635
Albemarle Corp.	205	11,556
Amcor PLC	3,133	25,440
Avery Dennison Corp.	162	16,503
Ball Corp.	632	40,865
Celanese Corp. Cl A	235	17,247
CF Industries Hldgs., Inc.	414	11,261
Corteva, Inc.	1,445	33,957
Dow, Inc.	1,433	41,901
DuPont de Nemours, Inc.	1,431	48,797
Eastman Chemical Co.	264	12,297
Ecolab, Inc.	483	75,266
FMC Corp.	250	20,422
Freeport-McMoRan, Inc.	2,812	18,981
International Flavors & Fragrances, Inc.	206	21,028
International Paper Co.	760	23,659
Linde PLC	1,039	179,747
LyondellBasell Industries NV Cl A	497	24,666
Martin Marietta Materials, Inc.	121	22,897
Mosaic Co.	669	7,239
Newmont Corp.	1,579	71,497
Nucor Corp.	587	21,144
Packaging Corp. of America	183	15,890
PPG Industries, Inc.	458	38,289
Sealed Air Corp.	299	7,388
Sherwin-Williams Co.	159	73,064
Vulcan Materials Co.	257	27,774
WestRock Co.	498	14,073

		1,007,483

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	236	32,346
American Tower Corp.	856	186,394
Apartment Investment & Management Co. Cl A	288	10,123
AvalonBay Communities, Inc.	269	39,589
Boston Properties, Inc.	279	25,732
CBRE Group, Inc. Cl A*	648	24,436
Crown Castle International Corp.	800	115,520
Digital Realty Trust, Inc.	507	70,427
Duke Realty Corp.	710	22,990
Equinix, Inc.	166	103,679
Equity Residential	674	41,593

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Essex Property Trust, Inc.	127	27,971
Extra Space Storage, Inc.	251	24,036
Federal Realty Investment Trust	135	10,072
Healthpeak Properties, Inc.	954	22,753
Host Hotels & Resorts, Inc.	1,386	15,301
Iron Mountain, Inc.	554	13,185
Kimco Realty Corp.	815	7,881
Mid-America Apartment Communities, Inc.	221	22,770
Prologis, Inc.	1,428	114,768
Public Storage	290	57,597
Realty Income Corp.	662	33,007
Regency Centers Corp.	323	12,413
SBA Communications Corp. Cl A	219	59,123
Simon Property Group, Inc.	590	32,367
SL Green Realty Corp.	159	6,853
UDR, Inc.	563	20,572
Ventas, Inc.	717	19,216
Vornado Realty Trust	307	11,117
Welltower, Inc.	782	35,800
Weyerhaeuser Co.	1,435	24,323

		1,243,954

UTILITIES (3.3%)
AES Corp.	1,277	17,367
Alliant Energy Corp.	464	22,407
Ameren Corp.	473	34,449
American Electric Power Co., Inc.	952	76,141
American Water Works Co., Inc.	349	41,726
Atmos Energy Corp.	229	22,724
CenterPoint Energy, Inc.	975	15,064
CMS Energy Corp.	548	32,195
Consolidated Edison, Inc.	643	50,154
Dominion Energy, Inc.	1,592	114,927
DTE Energy Co.	371	35,234
Duke Energy Corp.	1,406	113,717
Edison International	683	37,422
Entergy Corp.	385	36,178
Evergy, Inc.	442	24,332
Eversource Energy	624	48,803
Exelon Corp.	1,882	69,276
FirstEnergy Corp.	1,045	41,873
NextEra Energy, Inc.	946	227,627
NiSource, Inc.	719	17,953
NRG Energy, Inc.	484	13,194
Pinnacle West Capital Corp.	217	16,446
PPL Corp.	1,489	36,749
Public Svc. Enterprise Group, Inc.	980	44,012
Sempra Energy	545	61,580
Southern Co.	2,030	109,904
WEC Energy Group, Inc.	611	53,847
Xcel Energy, Inc.	1,011	60,963

		1,476,264

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $35,584,299) 97.4%		42,916,438

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.04	07/02/20	100,000	99,974
U.S. Treasury Bill (1)	A-1+	1.35	04/16/20	90,000	89,950

					189,924

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $189,940) 0.4%					189,924

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.2%)
Citibank, New York Time Deposit	0.15	04/01/20	948,084	948,084

TOTAL TEMPORARY CASH INVESTMENT (Cost: $948,084) 2.2%				948,084

TOTAL INVESTMENTS (Cost: $36,722,323) 100.0%				44,054,446

OTHER NET ASSETS 0.0% (3)				14,687

NET ASSETS 100.0%				$44,069,133

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
AMC Networks, Inc. Cl A*	612	14,878
Cable One, Inc.	71	116,725
Cinemark Hldgs., Inc.	1,515	15,438
John Wiley & Sons, Inc. Cl A	608	22,794
Meredith Corp.	564	6,892
New York Times Co. Cl A	1,993	61,205
TEGNA, Inc.	3,067	33,308
Telephone & Data Systems, Inc.	1,306	21,888
TripAdvisor, Inc.	1,474	25,633
World Wrestling Entertainment, Inc. Cl A	656	22,258
Yelp, Inc. Cl A*	937	16,894

		357,913

CONSUMER DISCRETIONARY (11.5%)
Aaron’s, Inc.	953	21,709
Adient PLC*	1,236	11,211
Adtalem Global Education, Inc.*	755	20,226
American Eagle Outfitters, Inc.	2,238	17,792
AutoNation, Inc.*	837	23,486
Bed Bath & Beyond, Inc.	1,767	7,439
Boyd Gaming Corp.	1,139	16,424
Brinker International, Inc.	512	6,149
Brunswick Corp.	1,152	40,746
Caesars Entertainment Corp.*	7,952	53,756
Carter’s, Inc.	620	40,753
Cheesecake Factory, Inc.	575	9,821
Choice Hotels International, Inc.	456	27,930
Churchill Downs, Inc.	502	51,681
Columbia Sportswear Co.	409	28,536
Cracker Barrel Old Country Store, Inc.	341	28,378
Dana, Inc.	2,035	15,893
Deckers Outdoor Corp.*	393	52,662
Delphi Technologies PLC*	1,215	9,781
Dick’s Sporting Goods, Inc.	903	19,198
Dillard’s, Inc. Cl A	141	5,210
Domino’s Pizza, Inc.	537	174,026
Dunkin’ Brands Group, Inc.	1,155	61,330
Eldorado Resorts, Inc.*	939	13,522
Etsy, Inc.*	1,647	63,311
Five Below, Inc.*	793	55,811
Foot Locker, Inc.	1,517	33,450
Gentex Corp.	3,524	78,092
Goodyear Tire & Rubber Co.	3,270	19,031
Graham Hldgs. Co. Cl B	61	20,811
Grand Canyon Education, Inc.*	678	51,721
Grubhub, Inc.*	1,271	51,768
Helen of Troy Ltd.*	352	50,699
Jack in the Box, Inc.	332	11,637
KB Home	1,181	21,376
Lear Corp.	777	63,131
Marriott Vacations Worldwide Corp.	532	29,569
Mattel, Inc.*	4,799	42,279
Murphy USA, Inc.*	407	34,335
Ollie’s Bargain Outlet Hldgs., Inc.*	771	35,728
Papa John’s International, Inc.	309	16,491
Penn National Gaming, Inc.*	1,588	20,088
Polaris, Inc.	821	39,531

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Pool Corp.	554	109,011
RH*	232	23,309
Sally Beauty Hldgs., Inc.*	1,630	13,170
Scientific Games Corp.*	768	7,450
Service Corp. International	2,545	99,535
Six Flags Entertainment Corp.	1,120	14,045
Skechers U.S.A., Inc. Cl A*	1,874	44,489
Taylor Morrison Home Corp. Cl A*	1,843	20,273
Tempur Sealy International, Inc.*	638	27,887
Texas Roadhouse, Inc. Cl A	914	37,748
Thor Industries, Inc.	787	33,196
Toll Brothers, Inc.	1,696	32,648
TRI Pointe Group, Inc.*	1,942	17,031
Urban Outfitters, Inc.*	983	13,998
Visteon Corp.*	391	18,760
Wendy’s Co.	2,620	38,986
Williams-Sonoma, Inc.	1,095	46,559
WW International, Inc.*	652	11,025
Wyndham Destinations, Inc.	1,264	27,429
Wyndham Hotels & Resorts, Inc.	1,324	41,719

		2,174,786

CONSUMER STAPLES (3.5%)
BJ’s Wholesale Club Hldgs., Inc.*	1,685	42,917
Boston Beer Co., Inc. Cl A*	128	47,048
Casey’s General Stores, Inc.	506	67,040
Darling Ingredients, Inc.*	2,292	43,938
Edgewell Personal Care Co.*	766	18,445
Energizer Hldgs., Inc.	898	27,164
Flowers Foods, Inc.	2,667	54,727
Hain Celestial Group, Inc.*	1,125	29,216
Ingredion, Inc.	945	71,348
Lancaster Colony Corp.	274	39,631
Nu Skin Enterprises, Inc. Cl A	778	16,999
Pilgrim’s Pride Corp.*	731	13,246
Post Hldgs., Inc.*	929	77,079
Sanderson Farms, Inc.	280	34,530
Sprouts Farmers Market, Inc.*	1,649	30,655
Tootsie Roll Industries, Inc.	240	8,630
TreeHouse Foods, Inc.*	787	34,746

		657,359

ENERGY (1.0%)
Antero Midstream Corp.	4,304	9,038
Apergy Corp.*	1,043	5,997
Cimarex Energy Co.	1,368	23,024
CNX Resources Corp.*	2,621	13,944
Core Laboratories N.V.	632	6,535
EQT Corp.	3,664	25,905
Equitrans Midstream Corp.	2,801	14,089
Matador Resources Co.*	1,571	3,896
Murphy Oil Corp.	2,135	13,088
Patterson-UTI Energy, Inc.	2,692	6,326
PBF Energy, Inc. Cl A	1,455	10,301
Transocean Ltd.*	8,206	9,519
World Fuel Svcs. Corp.	906	22,813
WPX Energy, Inc.*	6,066	18,501

		182,976

FINANCIALS (17.0%)
Affiliated Managers Group, Inc.	708	41,871
Alleghany Corp.	201	111,022
American Financial Group, Inc.	1,061	74,355

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Associated Banc-Corp.	2,223	28,432
BancorpSouth Bank	1,353	25,599
Bank of Hawaii Corp.	568	31,376
Bank OZK	1,686	28,156
Brighthouse Financial, Inc.*	1,556	37,609
Brown & Brown, Inc.	3,268	118,367
Cathay General Bancorp	1,063	24,396
CIT Group, Inc.	1,339	23,111
CNO Financial Group, Inc.	2,133	26,428
Commerce Bancshares, Inc.	1,445	72,756
Cullen/Frost Bankers, Inc.	805	44,911
East West Bancorp, Inc.	2,040	52,510
Eaton Vance Corp.	1,605	51,761
Evercore, Inc. Cl A	558	25,701
FactSet Research Systems, Inc.	529	137,900
Federated Hermes, Inc. Cl B	1,352	25,756
First American Financial Corp.	1,590	67,432
First Financial Bankshares, Inc.	1,911	51,291
First Horizon National Corp.	4,354	35,093
FirstCash, Inc.	597	42,829
FNB Corp.	4,569	33,674
Fulton Financial Corp.	2,295	26,370
Genworth Financial, Inc. Cl A*	7,023	23,316
Hancock Whitney Corp.	1,223	23,873
Hanover Insurance Group, Inc.	563	50,997
Home BancShares, Inc.	2,151	25,790
Interactive Brokers Group, Inc. Cl A	1,080	46,624
International Bancshares Corp.	801	21,531
iShares Core S&P Mid-Cap ETF	2,564	368,857
Janus Henderson Group PLC	2,193	33,597
Jefferies Financial Group, Inc.	3,363	45,972
Kemper Corp.	873	64,925
Legg Mason, Inc.	1,151	56,226
LendingTree, Inc.*	107	19,623
Mercury General Corp.	389	15,840
Navient Corp.	2,411	18,275
New York Community Bancorp, Inc.	6,627	62,228
Old Republic International Corp.	4,073	62,113
PacWest Bancorp	1,695	30,374
Pinnacle Financial Partners, Inc.	1,013	38,028
Primerica, Inc.	578	51,141
Prosperity Bancshares, Inc.	1,329	64,124
Reinsurance Group of America, Inc. Cl A	887	74,632
RenaissanceRe Hldgs. Ltd.	619	92,429
RLI Corp.	555	48,801
SEI Investments Co.	1,775	82,254
Selective Insurance Group, Inc.	818	40,655
Signature Bank	760	61,096
SLM Corp.	5,950	42,781
Sterling Bancorp	2,849	29,772
Stifel Financial Corp.	969	40,000
Synovus Financial Corp.	2,084	36,595
TCF Financial Corp.	2,132	48,311
Texas Capital Bancshares, Inc.*	696	15,430
Trustmark Corp.	908	21,156
UMB Financial Corp.	606	28,106
Umpqua Hldgs. Corp.	3,093	33,714
United Bankshares, Inc.	1,434	33,097
Valley National Bancorp	5,494	40,161
Washington Federal, Inc.	1,111	28,842

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Webster Financial Corp.	1,292	29,587
Wintrust Financial Corp.	798	26,222

		3,215,801

HEALTH CARE (11.2%)
Acadia Healthcare Co., Inc.*	1,261	23,139
Allscripts Healthcare Solutions, Inc.*	2,310	16,262
Amedisys, Inc.*	446	81,859
Arrowhead Pharmaceuticals, Inc.*	1,394	40,105
Avanos Medical, Inc.*	650	17,504
Bio-Rad Laboratories, Inc. Cl A*	298	104,467
Bio-Techne Corp.	531	100,688
Cantel Medical Corp.	530	19,027
Catalent, Inc.*	2,146	111,485
Charles River Laboratories International, Inc.*	655	82,668
Chemed Corp.	225	97,470
Encompass Health Corp.	1,377	88,169
Exelixis, Inc.*	4,242	73,047
Globus Medical, Inc. Cl A*	1,086	46,188
Haemonetics Corp.*	710	70,759
HealthEquity, Inc.*	1,001	50,641
Hill-Rom Hldgs., Inc.	932	93,759
ICU Medical, Inc.*	263	53,066
Integra LifeSciences Hldgs. Corp.*	1,004	44,849
Ligand Pharmaceuticals, Inc.*	228	16,580
LivaNova PLC*	689	31,177
Masimo Corp.*	679	120,264
MEDNAX, Inc.*	1,176	13,689
Molina Healthcare, Inc.*	869	121,408
Nektar Therapeutics Cl A*	2,459	43,893
NuVasive, Inc.*	739	37,438
Patterson Cos., Inc.	1,207	18,455
Penumbra, Inc.*	448	72,276
PRA Health Sciences, Inc.*	880	73,075
Prestige Consumer Healthcare, Inc.*	682	25,016
Repligen Corp.*	652	62,944
Syneos Health, Inc. Cl A*	861	33,941
Tenet Healthcare Corp.*	1,463	21,067
United Therapeutics Corp.*	611	57,938
West Pharmaceutical Svcs., Inc.	1,025	156,056

		2,120,369

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	555	47,541
AECOM*	2,259	67,431
AGCO Corp.	864	40,824
ASGN, Inc.*	742	26,207
Avis Budget Group, Inc.*	804	11,176
Axon Enterprise, Inc.*	827	58,527
Brink’s Co.	697	36,279
Carlisle Cos., Inc.	803	100,600
Clean Harbors, Inc.*	730	37,478
Colfax Corp.*	1,167	23,107
CoreLogic, Inc.	1,106	33,777
Crane Co.	714	35,114
Curtiss-Wright Corp.	602	55,631
Deluxe Corp.	588	15,247
Donaldson Co., Inc.	1,764	68,143
Dycom Industries, Inc.*	432	11,081
EMCOR Group, Inc.	799	48,995
EnerSys	580	28,722
Fluor Corp.	1,973	13,633

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FTI Consulting, Inc.*	522	62,520
GATX Corp.	492	30,779
Generac Hldgs., Inc.*	859	80,033
Graco, Inc.	2,350	114,515
Healthcare Svcs. Group, Inc.	1,037	24,795
Herman Miller, Inc.	823	18,271
HNI Corp.	592	14,912
Hubbell, Inc. Cl B	757	86,858
Insperity, Inc.	522	19,471
ITT, Inc.	1,232	55,884
JetBlue Airways Corp.*	4,035	36,113
KAR Auction Svcs, Inc.	1,784	21,408
Kennametal, Inc.	1,186	22,083
Kirby Corp.*	842	36,602
Knight-Swift Transportation Hldgs., Inc. Cl A	1,722	56,482
Landstar System, Inc.	559	53,586
Lennox International, Inc.	497	90,350
Lincoln Electric Hldgs., Inc.	842	58,098
ManpowerGroup, Inc.	833	44,141
MasTec, Inc.*	859	28,115
Mercury Systems, Inc.*	788	56,216
MSA Safety, Inc.	501	50,701
MSC Industrial Direct Co., Inc. Cl A	630	34,631
Nordson Corp.	718	96,980
NOW, Inc.*	1,531	7,900
nVent Electric PLC	2,186	36,878
Oshkosh Corp.	959	61,692
Owens Corning	1,522	59,069
Regal Beloit Corp.	568	35,756
Resideo Technologies, Inc.*	1,735	8,397
Ryder System, Inc.	757	20,015
Stericycle, Inc.*	1,281	62,231
Teledyne Technologies, Inc.*	510	151,608
Terex Corp.	922	13,240
Tetra Tech, Inc.	761	53,742
Timken Co.	958	30,982
Toro Co.	1,484	96,594
Trex Co., Inc.*	816	65,394
Trinity Industries, Inc.	1,376	22,112
Valmont Industries, Inc.	306	32,430
Watsco, Inc.	450	71,113
Werner Enterprises, Inc.	620	22,481
Woodward, Inc.	782	46,482
XPO Logistics, Inc.*	1,326	64,642

		2,915,815

INFORMATION TECHNOLOGY (15.6%)
ACI Worldwide, Inc.*	1,615	39,002
Arrow Electronics, Inc.*	1,149	59,599
Avnet, Inc.	1,422	35,692
Belden, Inc.	532	19,195
Blackbaud, Inc.	695	38,607
Cabot Microelectronics Corp.	412	47,026
CACI International, Inc. Cl A*	348	73,480
CDK Global, Inc.	1,699	55,812
Ceridian HCM Hldg., Inc.*	1,414	70,799
Ciena Corp.*	2,188	87,104
Cirrus Logic, Inc.*	815	53,488
Cognex Corp.	2,375	100,272
Coherent, Inc.*	338	35,967
CommVault Systems, Inc.*	598	24,207

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cree, Inc.*	1,529	54,218
Cypress Semiconductor Corp.	5,189	121,007
Fair Isaac Corp.*	407	125,230
First Solar, Inc.*	1,062	38,296
II-VI, Inc.*	1,213	34,571
InterDigital, Inc.	432	19,280
J2 Global, Inc.	644	48,203
Jabil, Inc.	1,976	48,570
KBR, Inc.	2,017	41,712
Littelfuse, Inc.	345	46,030
LiveRamp Hldgs., Inc.*	525	17,283
LogMeIn, Inc.	682	56,797
Lumentum Hldgs., Inc.*	1,085	79,964
Manhattan Associates, Inc.*	898	44,738
MAXIMUS, Inc.	892	51,914
MKS Instruments, Inc.	773	62,961
Monolithic Power Systems, Inc.	577	96,624
National Instruments Corp.	1,658	54,847
NCR Corp.*	1,802	31,895
NetScout Systems, Inc.*	926	21,918
Perspecta, Inc.	1,929	35,185
PTC, Inc.*	1,450	88,755
Sabre Corp.	3,834	22,736
Science Applications International Corp.	685	51,122
Semtech Corp.*	923	34,613
Silicon Laboratories, Inc.*	614	52,442
SolarEdge Technologies, Inc.*	682	55,842
Synaptics, Inc.*	466	26,967
SYNNEX Corp.	583	42,617
Tech Data Corp.*	496	64,902
Teradata Corp.*	1,582	32,415
Teradyne, Inc.	2,343	126,920
Trimble, Inc.*	3,538	112,615
Tyler Technologies, Inc.*	542	160,736
Universal Display Corp.	595	78,409
ViaSat, Inc.*	814	29,239
Vishay Intertechnology, Inc.	1,881	27,105
WEX, Inc.*	610	63,776

		2,942,704

MATERIALS (5.6%)
Allegheny Technologies, Inc.*	1,780	15,130
AptarGroup, Inc.	881	87,695
Ashland Global Hldgs., Inc.	845	42,309
Cabot Corp.	792	20,687
Carpenter Technology Corp.	670	13,065
Chemours Co.	2,288	20,295
Commercial Metals Co.	1,656	26,148
Compass Minerals International, Inc.	466	17,927
Domtar Corp.	804	17,399
Eagle Materials, Inc.	598	34,935
Greif, Inc. Cl A	362	11,255
Ingevity Corp.*	577	20,310
Louisiana-Pacific Corp.	1,673	28,742
Minerals Technologies, Inc.	489	17,731
NewMarket Corp.	105	40,201
O-I Glass, Inc.	2,112	15,016
Olin Corp.	2,185	25,499
PolyOne Corp.	1,258	23,864
Reliance Steel & Aluminum Co.	932	81,634
Royal Gold, Inc.	924	81,044

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

RPM International, Inc.	1,804	107,338
Scotts Miracle-Gro Co.	553	56,627
Sensient Technologies Corp.	584	25,410
Silgan Hldgs., Inc.	1,071	31,080
Sonoco Products Co.	1,390	64,427
Steel Dynamics, Inc.	3,051	68,770
United States Steel Corp.	2,426	15,308
Valvoline, Inc.	2,656	34,767
Worthington Industries, Inc.	513	13,466

		1,058,079

REAL ESTATE (9.5%)
American Campus Communities, Inc.	1,932	53,613
Brixmor Property Group, Inc.	4,097	38,922
Camden Property Trust	1,339	106,102
CoreCivic, Inc.	1,665	18,598
CoreSite Realty Corp.	525	60,848
Corporate Office Properties Trust	1,555	34,412
Cousins Properties, Inc.	2,077	60,794
CyrusOne, Inc.	1,590	98,183
Diversified Healthcare Trust	3,414	12,393
Douglas Emmett, Inc.	2,290	69,868
EastGroup Properties, Inc.	534	55,792
EPR Properties	1,135	27,490
First Industrial Realty Trust, Inc.	1,782	59,216
GEO Group, Inc.	1,687	20,514
Healthcare Realty Trust, Inc.	1,843	51,475
Highwoods Properties, Inc.	1,468	51,997
JBG SMITH Properties	1,647	52,424
Jones Lang LaSalle, Inc.	737	74,422
Kilroy Realty Corp.	1,386	88,288
Lamar Advertising Co. Cl A	1,198	61,433
Life Storage, Inc.	650	61,458
Macerich Co.	1,572	8,850
Mack-Cali Realty Corp.	1,261	19,205
Medical Properties Trust, Inc.	7,213	124,713
National Retail Properties, Inc.	2,385	76,773
Omega Healthcare Investors, Inc.	3,000	79,620
Park Hotels & Resorts, Inc.	3,444	27,242
Pebblebrook Hotel Trust	1,888	20,560
PotlatchDeltic Corp.	956	30,009
PS Business Parks, Inc.	280	37,946
Rayonier, Inc.	1,828	43,049
Sabra Health Care REIT, Inc.	2,939	32,094
Service Properties Trust	2,333	12,598
Spirit Realty Capital, Inc.	1,400	36,610
Taubman Centers, Inc.	866	36,268
Urban Edge Properties	1,619	14,263
Weingarten Realty Investors	1,703	24,574

		1,782,616

UTILITIES (4.8%)
ALLETE, Inc.	715	43,386
Black Hills Corp.	858	54,938
Essential Utilities, Inc.	2,990	121,693
Hawaiian Electric Industries, Inc.	1,519	65,393
IDACORP, Inc.	698	61,277
MDU Resources Group, Inc.	2,805	60,308
National Fuel Gas Co.	1,207	45,009
New Jersey Resources Corp.	1,337	45,418
NorthWestern Corp.	709	42,419
OGE Energy Corp.	2,784	85,552

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

ONE Gas, Inc.	731	61,126
PNM Resources, Inc.	1,115	42,370
Southwest Gas Hldgs., Inc.	750	52,170
Spire, Inc.	708	52,732
UGI Corp.	2,925	78,010

		911,801

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $20,939,895) 97.0%		18,320,219

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	A-1+	0.04	07/02/20	50,000	49,988
U.S. Treasury Bill (1)	A-1+	0.17	05/12/20	100,000	99,980
U.S. Treasury Bill (1)	A-1+	1.31	04/16/20	50,000	49,973

					199,941

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,948) 1.1%					199,941

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, NewYork Time Deposit		0.15	04/01/20	367,899	367,899

TOTAL TEMPORARY CASH INVESTMENT (Cost: $367,899) 1.9%					367,899

TOTAL INVESTMENTS (Cost: $21,507,742) 100.0%					18,888,059

OTHER NET ASSETS 0.0% (3)					3,736

NET ASSETS 100.0%					$18,891,795

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	10,914	26,630
TEGNA, Inc.	6,900	74,934

		101,564

CONSUMER DISCRETIONARY (5.8%)
Bloomin’ Brands, Inc.	7,490	53,478
Caleres, Inc.	5,285	27,482
Capri Hldgs. Ltd.*	3,115	33,611
Haverty Furniture Cos., Inc.	2,918	34,695
Johnson Outdoors, Inc. Cl A	320	20,064
Marriott Vacations Worldwide Corp.	1,886	104,824
Meritage Homes Corp.*	610	22,271
Playa Hotels & Resorts NV*	6,308	11,039
Sonic Automotive, Inc. Cl A	4,212	55,935
Williams-Sonoma, Inc.	880	37,418
ZAGG, Inc.*	12,671	39,407

		440,224

CONSUMER STAPLES (1.7%)
Crimson Wine Group Ltd.*	15,220	88,961
Vector Group Ltd.	4,331	40,798

		129,759

ENERGY (2.0%)
CrossAmerica Partners LP*	2,744	22,116
Matrix Svc. Co.*	2,838	26,876
Noble Energy, Inc.	3,920	23,677
PBF Energy, Inc. Cl A	7,810	55,295
PDC Energy, Inc.*	1,580	9,812
ProPetro Hldg. Corp.*	6,006	15,015

		152,791

FINANCIALS (27.5%)
American Equity Investment Life Hldg. Co.	4,764	89,563
Argo Group International Hldgs. Ltd.	1,723	63,854
BancFirst Corp.	3,001	100,143
Bank of Marin Bancorp	1,531	45,930
Banner Corp.	2,762	91,257
Blackstone Mortgage Trust, Inc. Cl A	1,769	32,939
Brookline Bancorp, Inc.	10,898	122,930
Bryn Mawr Bank Corp.	3,188	90,475
Columbia Banking System, Inc.	1,616	43,309
Dime Community Bancshares, Inc.	5,161	70,757
Ellington Financial, Inc.	9,464	54,039
Enterprise Financial Svcs. Corp.	3,072	85,740
Essent Group Ltd.	3,111	81,944
First Interstate BancSystem, Inc. Cl A	4,194	120,955
Flushing Financial Corp.	3,670	49,031
Great Southern Bancorp, Inc.	1,345	54,338
Heritage Commerce Corp.	6,250	47,938
IBERIABANK Corp.	1,077	38,944
Investors Bancorp, Inc.	4,788	38,256
Marlin Business Svcs. Corp.	5,008	55,939
Northfield Bancorp, Inc.	6,375	71,336
Peoples Bancorp, Inc.	2,640	58,476
Safety Insurance Group, Inc.	403	34,025
Selective Insurance Group, Inc.	2,731	135,731
Sterling Bancorp	2,538	26,522
Stifel Financial Corp.	1,113	45,945
Stock Yards Bancorp, Inc.	6,398	185,094
TriCo Bancshares	2,161	64,441
UMB Financial Corp.	1,451	67,297
Wintrust Financial Corp.	511	16,792

		2,083,940

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

HEALTH CARE (3.7%)
Acadia Healthcare Co., Inc.*	1,923	35,287
NanoString Technologies, Inc.*	920	22,126
Pacific Biosciences of California, Inc.*	6,986	21,377
SeaSpine Hldgs. Corp.*	3,713	30,335
Sientra, Inc.*	5,062	10,073
Supernus Pharmaceuticals, Inc.*	4,716	84,841
Syneos Health, Inc. Cl A*	840	33,113
Vericel Corp.*	4,294	39,376

		276,528

INDUSTRIALS (13.6%)
AAR Corp.	1,269	22,538
Builders FirstSource, Inc.*	2,613	31,957
EMCOR Group, Inc.	268	16,434
Encore Wire Corp.	2,757	115,767
EnPro Industries, Inc.	940	37,205
Hillenbrand, Inc.	3,557	67,974
ICF International, Inc.	300	20,610
Kratos Defense & Security Solutions, Inc.*	3,555	49,201
Miller Industries, Inc.	7,543	213,316
Mueller Industries, Inc.	8,027	192,166
Quad/Graphics, Inc.	1,750	4,410
Spirit Airlines, Inc.*	2,262	29,157
Universal Forest Products, Inc.	2,118	78,768
VSE Corp.	4,217	69,117
Werner Enterprises, Inc.	2,157	78,213

		1,026,833

INFORMATION TECHNOLOGY (12.9%)
Anixter International, Inc.*	714	62,739
Cardtronics PLC Cl A*	1,520	31,798
Cirrus Logic, Inc.*	640	42,003
Cloudera, Inc.*	4,315	33,959
Cohu, Inc.	2,363	29,254
EchoStar Corp. Cl A*	922	29,476
Enphase Energy, Inc.*	250	8,073
Everspin Technologies, Inc.*	2,711	7,103
II-VI, Inc.*	1,690	48,165
KEMET Corp.	3,190	77,070
Lumentum Hldgs., Inc.*	836	61,613
ManTech International Corp. Cl A	1,063	77,248
MKS Instruments, Inc.	426	34,698
Perficient, Inc.*	1,032	27,957
Perspecta, Inc.	2,774	50,598
Plexus Corp.*	674	36,774
Richardson Electronics Ltd.*	13,818	52,923
Sequans Communications S.A.*	5,341	27,186
Synaptics, Inc.*	590	34,143
SYNNEX Corp.	1,200	87,720
ViaSat, Inc.*	538	19,325
Xperi Corp.	3,514	48,880
Xura, Inc.*	1,534	45,588	††

		974,293

MATERIALS (2.9%)
Berry Global Group, Inc.*	558	18,810
Boise Cascade Co.	1,353	32,174
Cleveland-Cliffs, Inc.	11,432	45,157
Coeur Mining, Inc.*	2,800	8,988
Olin Corp.	1,545	18,030
PolyOne Corp.	3,657	69,373
US Concrete, Inc.*	1,670	30,294

		222,826

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

REAL ESTATE (11.8%)
Alexander’s, Inc.	150	41,392
Chatham Lodging Trust	2,018	11,987
Consolidated-Tomoka Land Co.	702	31,822
Cousins Properties, Inc.	3,199	93,635
Easterly Government Properties, Inc.	6,693	164,916
GEO Group, Inc.	6,742	81,983
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,109	22,635
Highwoods Properties, Inc.	2,691	95,315
Industrial Logistics Properties Trust	3,831	67,196
JBG SMITH Properties	2,313	73,623
Medical Properties Trust, Inc.	6,077	105,071
Park Hotels & Resorts, Inc.	1,229	9,721
RLJ Lodging Trust	821	6,338
Sabra Health Care REIT, Inc.	3,901	42,599
Spirit Realty Capital, Inc.	1,088	28,451
Urstadt Biddle Properties, Inc. Cl A	1,372	19,345

		896,029

UTILITIES (9.5%)
Avista Corp.	2,775	117,910
Black Hills Corp.	1,525	97,646
IDACORP, Inc.	955	83,839
Northwest Natural Hldg. Co.	813	50,203
NorthWestern Corp.	1,325	79,275
PNM Resources, Inc.	2,622	99,636
Portland General Electric Co.	2,504	120,042
Spire, Inc.	993	73,958

		722,509

TOTAL COMMON STOCKS (Cost: $9,352,464) 92.7%		7,027,296

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (7.0%)
Citibank, New York Time Deposit	0.15	04/01/20	533,860	533,860

TOTAL TEMPORARY CASH INVESTMENT (Cost: $533,860) 7.0%				533,860

TOTAL INVESTMENTS (Cost: $9,886,324) 99.7%				7,561,156

OTHER NET ASSETS 0.3%				20,867

NET ASSETS 100.0%				$7,582,023

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.1%)
Cardlytics, Inc.*	394	13,774
Cogent Communications Hldgs., Inc.	710	58,199
Shenandoah Telecommunications Co.	1,885	92,836
World Wrestling Entertainment, Inc. Cl A	453	15,370
Zynga, Inc. Cl A*	8,869	60,753

		240,932

CONSUMER DISCRETIONARY (8.1%)
Bloomin’ Brands, Inc.	6,341	45,275
Chegg, Inc.*	1,598	57,176
Dave & Buster’s Entertainment, Inc.	2,431	31,797
Eldorado Resorts, Inc.*	1,097	15,797
Etsy, Inc.*	695	26,716
Five Below, Inc.*	1,440	101,347
Fox Factory Hldg. Corp.*	485	20,370
Lithia Motors, Inc. Cl A	688	56,272
Marriott Vacations Worldwide Corp.	559	31,069
Red Rock Resorts, Inc. Cl A	4,654	39,792
Skyline Champion Corp.*	2,248	35,249
Sonos, Inc.*	3,147	26,687
Steven Madden Ltd.	3,411	79,237
Thor Industries, Inc.	666	28,092
Williams-Sonoma, Inc.	625	26,575

		621,451

CONSUMER STAPLES (1.8%)
Freshpet, Inc.*	1,079	68,916
WD-40 Co.	328	65,879

		134,795

ENERGY (0.1%)
Kosmos Energy Ltd.	10,618	9,509

FINANCIALS (5.4%)
Essent Group Ltd.	1,208	31,819
First Merchants Corp.	1,045	27,682
Houlihan Lokey, Inc. Cl A	1,213	63,222
iShares Micro-Cap ETF	437	29,292
Moelis & Co. Cl A	2,244	63,056
National Bank Hldgs. Corp. Cl A	1,168	27,915
Primerica, Inc.	617	54,592
RLI Corp.	575	50,560
Selective Insurance Group, Inc.	808	40,158
Starwood Property Trust, Inc.	2,360	24,190

		412,486

HEALTH CARE (29.7%)
ACADIA Pharmaceuticals, Inc.*	1,622	68,530
Acceleron Pharma, Inc.*	755	67,852
Alder Biopharmaceuticals, Inc. - contingent value rights*	1,642	1,445	††
Amicus Therapeutics, Inc.*	3,145	29,060
Arrowhead Pharmaceuticals, Inc.*	808	23,246
Biohaven Pharmaceutical Hldg. Co. Ltd.*	718	24,434
Blueprint Medicines Corp.*	642	37,544
CareDx, Inc.*	965	21,066
CRISPR Therapeutics AG*	591	25,064
Emergent BioSolutions, Inc.*	2,136	123,589
Esperion Therapeutics, Inc.*	504	15,891
FibroGen, Inc.*	546	18,974
Global Blood Therapeutics, Inc.*	790	40,361
Globus Medical, Inc. Cl A*	1,123	47,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Haemonetics Corp.*	311	30,994
HealthEquity, Inc.*	1,616	81,753
Horizon Therapeutics PLC*	1,528	45,259
Insmed, Inc.*	1,641	26,305
Insulet Corp.*	310	51,361
Intersect ENT, Inc.*	1,242	14,718
Invitae Corp.*	1,426	19,493
iRhythm Technologies, Inc.*	782	63,616
Karyopharm Therapeutics, Inc.*	2,162	41,532
Kodiak Sciences, Inc.*	350	16,695
Krystal Biotech, Inc.*	443	19,155
LHC Group, Inc.*	795	111,459
Madrigal Pharmaceuticals, Inc.*	334	22,298
Masimo Corp.*	293	51,896
Medpace Hldgs., Inc.*	375	27,518
Natera, Inc.*	1,237	36,937
Neogen Corp.*	774	51,850
NeoGenomics, Inc.*	2,121	58,561
Neurocrine Biosciences, Inc.*	244	21,118
Nevro Corp.*	371	37,093
Novocure Ltd.*	751	50,572
Omnicell, Inc.*	1,029	67,482
Orchard Therapeutics PLC*	1,211	9,119
Quidel Corp.*	646	63,185
Repligen Corp.*	986	95,188
Sage Therapeutics, Inc.*	326	9,363
Sientra, Inc.*	5,497	10,939
Simulations Plus, Inc.	1,673	58,421
STAAR Surgical Co.*	585	18,872
Supernus Pharmaceuticals, Inc.*	1,422	25,582
Syneos Health, Inc. Cl A*	760	29,959
Tabula Rasa HealthCare, Inc.*	907	47,427
Tactile Systems Technology, Inc.*	780	31,325
Tandem Diabetes Care, Inc.*	1,044	67,181
Teladoc Health, Inc.*	768	119,048
Ultragenyx Pharmaceutical, Inc.*	571	25,370
US Physical Therapy, Inc.	488	33,672
Vericel Corp.*	2,254	20,669
Wright Medical Group NV*	2,021	57,902
Xencor, Inc.*	1,366	40,816
Zogenix, Inc.*	751	18,572

		2,275,092

INDUSTRIALS (15.5%)
Alamo Group, Inc.	495	43,946
Alaska Air Group, Inc.	282	8,029
Applied Industrial Technologies, Inc.	653	29,855
Axon Enterprise, Inc.*	729	51,591
Brink’s Co.	861	44,815
EMCOR Group, Inc.	1,090	66,839
ESCO Technologies, Inc.	740	56,173
Exponent, Inc.	1,206	86,724
Generac Hldgs., Inc.*	1,165	108,543
Gorman-Rupp Co.	2,564	80,023
Heidrick & Struggles International, Inc.	1,520	34,200
IAA, Inc.*	1,714	51,351
ICF International, Inc.	709	48,708
John Bean Technologies Corp.	520	38,620
Knoll, Inc.	1,245	12,848
Mercury Systems, Inc.*	781	55,717
MSA Safety, Inc.	158	15,990

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Saia, Inc.*	564	41,477
Simpson Manufacturing Co., Inc.	1,289	79,892
SPX FLOW, Inc.*	957	27,198
Trex Co., Inc.*	1,686	135,116
US Ecology, Inc.	793	24,107
Vicor Corp.*	384	17,103
Willdan Group, Inc.*	1,523	32,547

		1,191,412

INFORMATION TECHNOLOGY (19.3%)
Akoustis Technologies, Inc.*	4,966	26,667
Altair Engineering, Inc. Cl A*	734	19,451
Blackline, Inc.*	799	42,035
Cabot Microelectronics Corp.	329	37,552
Cardtronics PLC Cl A*	1,553	32,489
Cloudera, Inc.*	2,820	22,193
Cohu, Inc.	2,197	27,199
Cornerstone OnDemand, Inc.*	826	26,226
Enphase Energy, Inc.*	1,922	62,061
Everspin Technologies, Inc.*	2,580	6,760
Five9, Inc.*	2,284	174,635
Globant S.A.*	439	38,579
II-VI, Inc.*	1,919	54,692
Itron, Inc.*	631	35,229
Lattice Semiconductor Corp.*	1,910	34,036
LivePerson, Inc.*	1,911	43,475
Lumentum Hldgs., Inc.*	774	57,044
MAXIMUS, Inc.	909	52,904
MaxLinear, Inc. Cl A*	2,776	32,396
New Relic, Inc.*	754	34,865
Novanta, Inc.*	631	50,404
Perficient, Inc.*	1,292	35,000
Ping Identity Hldg. Corp.*	1,487	29,770
Proofpoint, Inc.*	478	49,038
Pure Storage, Inc. Cl A*	2,068	25,436
Q2 Hldgs., Inc.*	862	50,910
Rapid7, Inc.*	2,412	104,512
Rogers Corp.*	216	20,395
SailPoint Technologies Hldg., Inc.*	2,501	38,065
Science Applications International Corp.	691	51,569
Semtech Corp.*	695	26,063
Silicon Laboratories, Inc.*	592	50,563
SiTime Corp.*	1,057	23,011
ViaSat, Inc.*	895	32,148
Virtusa Corp.*	1,021	28,996

		1,476,368

MATERIALS (2.2%)
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Innospec, Inc.	580	40,304
Quaker Chemical Corp.	316	39,905
Royal Gold, Inc.	530	46,486
Valvoline, Inc.	2,924	38,275

		164,970

REAL ESTATE (5.5%)
Easterly Government Properties, Inc.	6,480	159,667
National Storage Affiliates Trust	820	24,272
NexPoint Residential Trust, Inc.	259	6,529
Physicians Realty Trust	2,682	37,387
QTS Realty Trust, Inc. Cl A	936	54,297
Redfin Corp.*	1,898	29,267
Terreno Realty Corp.	2,066	106,916

		418,335

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

UTILITIES (1.6%)
American States Water Co.	602	49,207
Chesapeake Utilities Corp.	890	76,282

		125,489

TOTAL COMMON STOCKS (Cost: $7,581,510) 92.3%		7,070,839

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (7.5%)
Citibank, NewYork Time Deposit	0.15	04/01/20	573,975	573,975

TOTAL TEMPORARY CASH INVESTMENT (Cost: $573,975) 7.5%				573,975

TOTAL INVESTMENTS (Cost: $8,155,485) 99.8%				7,644,814

OTHER NET ASSETS 0.2%				16,273

NET ASSETS 100.0%				$7,661,087

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
FINANCIALS (97.9%)
iShares Core MSCI EAFE ETF	12,722	634,701
iShares Core MSCI Emerging Markets ETF	1,739	70,377
iShares MSCI EAFE ETF	4,441	237,416
iShares MSCI EAFE Growth ETF	1,820	129,420
iShares MSCI EAFE Value ETF	2,960	105,642
Vanguard FTSE Developed Markets ETF	4,146	138,228
Vanguard FTSE Europe ETF	1,243	53,797
Vanguard FTSE Pacific ETF	1,048	57,808

		1,427,389

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $1,752,397) 97.9%		1,427,389

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit	0.15	04/01/20	31,431	31,431

TOTAL TEMPORARY CASH INVESTMENT (Cost: $31,431) 2.1%				31,431

TOTAL INVESTMENTS (Cost: $1,783,828) 100.0%				1,458,820

OTHER NET ASSETS -0.0% (3)				(447)

NET ASSETS 100.0%				$1,458,373

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.8%)
U.S. Treasury Bond	AA+	2.25	08/15/46	100,000	120,375
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	263,547
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	409,676
U.S. Treasury Note	AA+	1.50	01/15/23	175,000	180,995
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	95,885
U.S. Treasury Note	AA+	1.63	08/15/29	750,000	814,365
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	656,906
U.S. Treasury Note	AA+	2.25	02/15/27	400,000	446,313
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,347,000
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	562,480
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,748,957
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,301,563
U.S. Treasury Note	AA+	2.63	02/15/29	700,000	818,508
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	938,977
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	1,019,074

					11,724,621

U.S. GOVERNMENT AGENCIES (28.1%)
MORTGAGE-BACKED OBLIGATIONS (28.1%)
FHLMC	AA+	2.50	09/01/27	30,645	31,835
FHLMC	AA+	2.50	10/01/34	71,024	73,711
FHLMC	AA+	3.00	06/01/27	17,044	17,839
FHLMC	AA+	3.00	08/01/27	14,482	15,150
FHLMC	AA+	3.00	02/01/32	31,000	32,565
FHLMC	AA+	3.00	11/01/39	220,799	231,629
FHLMC	AA+	3.00	11/01/42	33,113	35,019
FHLMC	AA+	3.00	04/01/43	33,416	35,280
FHLMC	AA+	3.00	11/01/49	97,177	102,861
FHLMC	AA+	3.00	11/01/49	98,704	103,483
FHLMC	AA+	3.50	05/01/42	52,854	56,714
FHLMC	AA+	3.50	01/01/43	30,833	32,887
FHLMC	AA+	3.50	04/01/43	61,559	66,131
FHLMC	AA+	3.50	11/01/43	58,099	62,399
FHLMC	AA+	3.50	07/01/45	55,075	59,178
FHLMC	AA+	4.00	02/01/25	2,601	2,738
FHLMC	AA+	4.00	11/01/33	63,870	67,299
FHLMC	AA+	4.00	01/01/38	119,603	132,321
FHLMC	AA+	4.00	06/15/38	100,000	107,618
FHLMC	AA+	4.00	03/01/41	19,136	20,672
FHLMC	AA+	4.00	07/01/41	24,146	26,309
FHLMC	AA+	4.00	11/01/42	22,942	24,828
FHLMC	AA+	4.00	01/01/44	68,803	74,496
FHLMC	AA+	4.00	10/01/44	43,597	47,185
FHLMC	AA+	4.00	06/01/45	48,383	52,210
FHLMC	AA+	4.00	05/01/47	62,801	67,297
FHLMC	AA+	4.50	03/01/34	8,156	8,917
FHLMC	AA+	4.50	08/01/34	3,509	3,839
FHLMC	AA+	4.50	02/01/44	26,744	29,184
FHLMC	AA+	5.00	02/01/26	1,447	1,560
FHLMC	AA+	5.50	03/01/21	140	141
FHLMC	AA+	5.50	07/01/32	2,978	3,296
FHLMC	AA+	5.50	05/01/33	1,569	1,718
FHLMC	AA+	5.50	06/01/37	15,771	17,854
FHLMC	AA+	6.00	07/15/29	2,232	2,511
FHLMC	AA+	6.00	03/15/32	2,693	3,115
FHLMC ARM	AA+	3.76	02/01/36	4,587	4,628
FHLMC ARM	AA+	4.68	05/01/37	1,881	1,895

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FHLMC ARM	AA+	4.71	04/01/37	1,133	1,136
FHLMC ARM	AA+	4.73	03/01/37	637	642
FHLMC ARM	AA+	4.86	04/01/37	533	537
FHLMC Strip	AA+	3.00	01/15/43	40,982	44,080
FNMA	AA+	2.50	03/01/50	100,000	103,698
FNMA	AA+	2.68	12/01/26	75,000	80,225
FNMA	AA+	2.92	07/01/27	71,366	76,907
FNMA	AA+	3.00	05/25/31	98,132	105,063
FNMA	AA+	3.00	06/01/33	381,915	405,169
FNMA	AA+	3.00	09/01/33	210,544	224,111
FNMA	AA+	3.00	03/01/36	54,316	57,596
FNMA	AA+	3.00	04/25/42	49,824	52,567
FNMA	AA+	3.00	12/01/42	47,946	50,426
FNMA	AA+	3.00	02/01/43	27,243	28,805
FNMA	AA+	3.00	03/01/43	22,616	23,955
FNMA	AA+	3.00	04/01/43	44,385	46,684
FNMA	AA+	3.00	09/01/43	78,253	83,510
FNMA	AA+	3.00	09/01/46	119,700	126,504
FNMA	AA+	3.50	03/25/28	43,873	47,187
FNMA	AA+	3.50	03/01/32	31,280	33,655
FNMA	AA+	3.50	09/01/32	42,667	45,910
FNMA	AA+	3.50	08/01/38	35,174	37,774
FNMA	AA+	3.50	10/01/41	31,190	33,393
FNMA	AA+	3.50	12/01/41	33,549	35,919
FNMA	AA+	3.50	04/01/42	40,712	43,605
FNMA	AA+	3.50	08/01/42	30,464	32,709
FNMA	AA+	3.50	11/25/42	25,652	26,518
FNMA	AA+	3.50	12/01/42	82,032	88,102
FNMA	AA+	3.50	08/01/43	74,354	79,755
FNMA	AA+	3.50	08/01/43	78,827	84,169
FNMA	AA+	3.50	01/01/44	11,443	12,114
FNMA	AA+	3.50	08/25/44	33,842	35,370
FNMA	AA+	3.50	04/01/45	83,961	89,700
FNMA	AA+	3.50	04/01/45	115,555	123,950
FNMA	AA+	3.50	10/01/45	118,845	127,470
FNMA	AA+	3.50	02/01/47	36,127	38,806
FNMA	AA+	3.50	08/01/48	45,906	48,547
FNMA	AA+	3.50	07/01/49	86,199	91,139
FNMA	AA+	3.50	08/01/49	93,679	99,043
FNMA	AA+	3.53	01/01/26	100,000	111,532
FNMA	AA+	4.00	07/25/26	56,807	60,183
FNMA	AA+	4.00	01/01/31	43,545	47,542
FNMA	AA+	4.00	11/01/40	21,690	23,466
FNMA	AA+	4.00	01/01/41	67,192	72,648
FNMA	AA+	4.00	05/01/41	16,198	17,453
FNMA	AA+	4.00	11/01/45	40,061	43,330
FNMA	AA+	4.00	02/01/47	348,205	376,550
FNMA	AA+	4.00	05/01/48	150,177	160,606
FNMA	AA+	4.00	03/01/49	119,411	127,447
FNMA	AA+	4.00	07/01/56	186,005	206,790
FNMA	AA+	4.50	05/01/30	6,875	7,490
FNMA	AA+	4.50	04/01/31	8,975	9,811
FNMA	AA+	4.50	08/01/33	3,451	3,778
FNMA	AA+	4.50	08/01/33	3,803	4,160
FNMA	AA+	4.50	09/01/33	8,772	9,601
FNMA	AA+	4.50	05/01/34	3,076	3,358
FNMA	AA+	4.50	06/01/34	4,636	5,045
FNMA	AA+	4.50	08/01/35	5,379	5,886
FNMA	AA+	4.50	12/01/35	4,294	4,697

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	4.50	05/01/39	8,712	9,538
FNMA	AA+	4.50	05/01/39	12,485	13,665
FNMA	AA+	4.50	05/01/40	16,719	18,203
FNMA	AA+	4.50	10/01/40	121,067	132,634
FNMA	AA+	4.50	11/01/47	73,648	79,961
FNMA	AA+	4.50	11/01/47	30,124	32,591
FNMA	AA+	5.00	10/01/20	99	104
FNMA	AA+	5.00	06/01/33	6,251	6,927
FNMA	AA+	5.00	09/01/33	5,130	5,685
FNMA	AA+	5.00	10/01/33	7,501	8,312
FNMA	AA+	5.00	11/01/33	10,450	11,582
FNMA	AA+	5.00	03/01/34	1,518	1,682
FNMA	AA+	5.00	04/01/34	2,540	2,805
FNMA	AA+	5.00	04/01/34	1,229	1,362
FNMA	AA+	5.00	04/01/35	3,869	4,299
FNMA	AA+	5.00	06/01/35	2,006	2,230
FNMA	AA+	5.00	09/01/35	3,157	3,511
FNMA	AA+	5.00	11/25/35	9,205	10,596
FNMA	AA+	5.00	10/01/36	3,494	3,890
FNMA	AA+	5.00	05/01/39	10,083	11,133
FNMA	AA+	5.00	06/01/40	7,247	8,034
FNMA	AA+	5.50	08/01/25	2,377	2,625
FNMA	AA+	5.50	01/01/27	1,225	1,343
FNMA	AA+	5.50	09/01/33	2,977	3,340
FNMA	AA+	5.50	10/01/33	7,866	8,776
FNMA	AA+	5.50	03/01/34	686	752
FNMA	AA+	5.50	03/01/34	2,208	2,495
FNMA	AA+	5.50	07/01/34	2,953	3,276
FNMA	AA+	5.50	09/01/34	7,934	8,902
FNMA	AA+	5.50	09/01/34	8,966	10,009
FNMA	AA+	5.50	09/01/34	1,171	1,306
FNMA	AA+	5.50	10/01/34	1,713	1,938
FNMA	AA+	5.50	02/01/35	2,732	3,039
FNMA	AA+	5.50	02/01/35	2,998	3,394
FNMA	AA+	5.50	04/01/35	3,474	3,925
FNMA	AA+	5.50	08/01/35	4,321	4,856
FNMA	AA+	5.50	11/01/35	4,448	4,968
FNMA	AA+	5.50	06/01/37	3,831	4,339
FNMA	AA+	5.50	11/01/38	450	517
FNMA	AA+	5.50	06/01/48	1,261	1,454
FNMA	AA+	6.00	04/01/23	1,303	1,441
FNMA	AA+	6.00	01/01/25	5,157	5,701
FNMA	AA+	6.00	03/01/28	2,694	2,981
FNMA	AA+	6.00	04/01/32	75	83
FNMA	AA+	6.00	05/01/32	580	664
FNMA	AA+	6.00	05/01/33	6,256	6,925
FNMA	AA+	6.00	09/01/34	4,433	4,947
FNMA	AA+	6.00	10/01/34	7,703	8,595
FNMA	AA+	6.00	12/01/36	3,178	3,654
FNMA	AA+	6.00	01/01/37	3,025	3,479
FNMA	AA+	6.00	05/01/37	480	537
FNMA	AA+	6.00	07/01/37	1,789	2,054
FNMA	AA+	6.00	08/01/37	1,983	2,279
FNMA	AA+	6.00	12/01/37	733	841
FNMA	AA+	6.00	10/25/44	10,144	12,030
FNMA	AA+	6.00	02/25/47	8,905	10,593
FNMA	AA+	6.00	12/25/49	5,222	6,025
FNMA	AA+	6.50	05/01/32	277	307
FNMA	AA+	6.50	05/01/32	1,400	1,591

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	6.50	07/01/34	2,029	2,338
FNMA	AA+	6.50	09/01/34	908	1,006
FNMA	AA+	6.50	09/01/36	599	643
FNMA	AA+	6.50	05/01/37	2,415	2,584
FNMA	AA+	6.50	09/01/37	561	621
FNMA	AA+	6.50	05/01/38	187	207
FNMA	AA+	7.00	04/01/32	717	840
FNMA	AA+	7.00	01/25/44	10,245	11,797
FNMA	AA+	7.50	06/01/31	186	220
FNMA	AA+	7.50	02/01/32	700	833
FNMA	AA+	7.50	06/01/32	142	174
FNMA	AA+	8.00	04/01/32	95	101
FNMA Strip	AA+	3.00	08/25/42	33,750	35,369
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	62,408	63,297
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	58,628	61,890
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	47,134	49,944
GNMA(2)	AA+	3.00	07/15/46	89,931	95,850
GNMA(2)	AA+	3.00	02/20/47	46,393	49,054
GNMA(2)	AA+	3.50	05/20/31	44,237	48,287
GNMA(2)	AA+	4.00	08/15/41	27,102	29,498
GNMA(2)	AA+	4.00	11/15/41	11,495	12,683
GNMA(2)	AA+	4.00	01/15/42	35,482	38,730
GNMA(2)	AA+	4.50	04/20/31	13,783	14,797
GNMA(2)	AA+	4.50	10/15/40	22,268	25,286
GNMA(2)	AA+	4.50	06/20/41	10,893	11,638
GNMA(2)	AA+	4.50	10/20/43	27,688	29,966
GNMA(2)	AA+	5.00	06/20/39	20,243	22,977
GNMA(2)	AA+	5.00	11/15/39	9,840	10,964
GNMA(2)	AA+	5.00	06/20/40	4,598	4,958
GNMA(2)	AA+	5.50	01/15/36	6,208	6,755
GNMA(2)	AA+	6.50	04/15/31	93	102
GNMA(2)	AA+	6.50	10/15/31	383	459
GNMA(2)	AA+	6.50	12/15/31	97	108
GNMA(2)	AA+	6.50	05/15/32	338	376
GNMA(2)	AA+	7.00	05/15/31	384	458
GNMA(2)	AA+	7.00	05/15/32	43	44
GNMA(2)	AA+	7.00	10/20/38	208	228
Vendee Mortgage Trust(2)	AA+	5.25	01/15/32	10,002	10,500

					6,886,442

CORPORATE DEBT (22.0%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	75,635
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,166
ViacomCBS, Inc.	BBB	3.25	03/15/23	50,000	48,221

					134,022

CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	82,363
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	119,720
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	49,989
Brinker International, Inc.	BB-	3.88	05/15/23	10,000	6,475
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,437
eBay, Inc.	BBB+	2.88	08/01/21	75,000	74,305
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	64,119
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	84,315
Gap, Inc.	BB	5.95	04/12/21	75,000	68,324
Harman International Industries, Inc.	A	4.15	05/15/25	75,000	77,736
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	62,874
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	25,435
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	74,411

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	80,000	85,519
Newell Brands, Inc.	BB+	4.70	08/15/20	75,000	76,105
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,011
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	75,430
Tupperware Brands Corp.	B-	4.75	06/01/21	100,000	61,495
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	71,400

					1,331,463

CONSUMER STAPLES (1.7%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,198
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	73,215
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	65,040
Kroger Co.	BBB	2.95	11/01/21	30,000	30,314
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	95,000	95,292
Sysco Corp.	BBB-	2.60	06/12/22	55,000	52,920
Sysco Corp.	BBB-	3.75	10/01/25	50,000	49,842

					415,821

ENERGY (0.7%)
Energen Corp.	BBB-	4.63	09/01/21	85,000	82,055
EQT Corp.	BB+	4.88	11/15/21	20,000	16,244
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	63,021
Valaris PLC	B-	4.88	06/01/22	85,000	18,488

					179,808

FINANCIALS (3.8%)
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	78,871
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,616
Block Financial LLC	BBB	5.50	11/01/22	30,000	30,162
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,549
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	50,000	52,588
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	46,875
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,808
Lincoln National Corp.	A-	4.85	06/24/21	20,000	19,945
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,445
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	51,198
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,172
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	77,780
Signet UK Finance PLC	B+	4.70	06/15/24	50,000	40,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,869
Synchrony Financial	BBB-	3.70	08/04/26	50,000	45,554
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,167
Unum Group	BBB	4.00	03/15/24	75,000	74,102
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	75,129

					924,830

HEALTH CARE (1.5%)
Anthem, Inc.	A	4.35	08/15/20	50,000	50,353
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	86,172
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	87,647
Owens & Minor, Inc.	B-	3.88	09/15/21	85,000	80,963
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	45,000	48,218
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,997

					378,350

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	95,000	98,362
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	64,723
General Dynamics Corp.	A	3.25	04/01/25	45,000	47,406
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	72,088

					282,579

INFORMATION TECHNOLOGY (2.5%)
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	105,405
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	84,451

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Avnet, Inc.	BBB-	5.88	06/15/20	80,000	80,644
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	86,331
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	88,372
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	20,242
Intel Corp.	A+	3.40	03/25/25	50,000	54,000
NortonLifeLock, Inc.	BB-	4.20	09/15/20	85,000	84,044

					603,489

MATERIALS (2.1%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	77,609
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,973
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	49,496
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	81,542
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,050
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,494
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	83,087
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	71,991

					503,242

REAL ESTATE (1.4%)
Boston Properties LP	A-	3.85	02/01/23	65,000	65,680
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	84,885
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	84,443
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	30,241
Service Properties Trust	BBB-	5.00	08/15/22	85,000	60,814
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,068

					336,131

UTILITIES (1.2%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	84,981
Exelon Corp.	BBB	5.15	12/01/20	50,000	50,487
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	30,004
National Fuel Gas Co.	BBB-	4.90	12/01/21	75,000	73,441
Southern Co.	BBB+	3.25	07/01/26	50,000	50,428

					289,341

TOTAL CORPORATE DEBT					5,379,076

TOTAL LONG-TERM DEBT SECURITIES (Cost: $22,287,771) 97.9%					23,990,139

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
Intercontinental Exchange, Inc. †	A-1	1.10	04/01/20	600,000	600,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $600,000) 2.5%					600,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, NewYork Time Deposit		0.15	04/01/20	36,126	36,126

TOTAL TEMPORARY CASH INVESTMENT (Cost: $36,126) 0.1%					36,126

TOTAL INVESTMENTS (Cost: $22,923,897) 100.5%					24,626,265

OTHER NET ASSETS -0.5%					(115,657)

NET ASSETS 100.0%					$24,510,608

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

Bond Fund	$652,588	2.7%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	June 2020	$128,488	$8,334	2.3%
EQUITY INDEX FUND	9	E-mini S&P 500 Stock Index	P	June 2020	$1,156,388	$75,004	2.6%
MID-CAP EQUITY INDEX FUND	4	E-mini S&P MidCap 400 Stock Index	P	June 2020	$575,120	$60,436	3.0%
(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2020 management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2020:

Fund	Level 1 Quoted Prices	Level 2 Significiant Observable Inputs	Level 3 Significiant Observable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$3,343,530	-	-			$3,343,530
Common Stock - Active	$1,920,971	-	$5,202	(b	)	$1,926,173
Short-Term Debt Securities - Indexed	-	$59,981	-			$59,981
Temporary Cash Investment	-	$265,794	-			$265,794
	$5,264,501	$325,775	$5,202			$5,595,478

Equity Index Fund
Common Stock -Indexed	$42,916,438	-	-			$42,916,438
Short-Term Debt Securities	-	$189,924	-			$189,924
Temporary Cash Investment	-	$948,084	-			$948,084
	$42,916,438	$1,138,008	-			$44,054,446

Mid-Cap Equity Index Fund
Common Stock -Indexed	$18,320,219	-	-			$18,320,219
Short-Term Debt Securities	-	$199,941	-			$199,941
Temporary Cash Investment	-	$367,899	-			$367,899
	$18,320,219	$567,840	-			$18,888,059

Small Cap Value Fund
Common Stock	$6,981,708	-	$45,588	(b	)	$7,027,296
Temporary Cash Investment	-	$533,860	-			$533,860
	$6,981,708	$533,860	$45,588			$7,561,156

Small Cap Growth Fund
Common Stock	$7,069,394	-	$1,445	(b	)	$7,070,839
Temporary Cash Investment	-	$573,975	-			$573,975
	$7,069,394	$573,975	$1,445			$7,644,814

International Fund
Common Stock	$1,427,389	-	-			$1,427,389
Temporary Cash Investment	-	$31,431	-			$31,431
	$1,427,389	$31,431	–			$1,458,820

Bond Fund
U.S. Government Debt	-	$11,724,621	-			$11,724,621
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,886,442	-			$6,886,442
Long-Term Corporate Debt	-	$5,379,076	-			$5,379,076
Commercial Paper	-	$600,000	-			$600,000
Temporary Cash Investment	-	$36,126	-			$36,126
	-	$24,626,265	-			$24,626,265
Other Financial Instruments:*
All America Fund	$8,334	-	-			$8,334
Equity Index Fund	$75,004	-	-			$75,004
Mid-Cap Equity Index Fund	$60,436	-	-			$60,436

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2020
	Balance December 31, 2019 (c)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2020 (c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2020
All America Fund - Active Common Stock	$5,255	(d)	($53)	-	-	-	-	-	$5,202	(d)	($53)
Small Cap Value Fund - Common Stock	$46,064	(e)	($476)	-	-	-	-	-	$45,588	(e)	($476)
Small Cap Growth Fund - Common Stock	$1,445	(f)	-	-	-	-	-	-	$1,445	(f)	-

(c)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value, Xura, Inc. with $5,082 fair value and Alder Biopharmaceuticals Contingent Value Right with $120 fair value. Level 3 security, Xura, Inc. with change in unrealized loss of ($53).

(e)	Level 3 security, Xura, Inc. with change in unrealized loss of ($476).

(f)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals Contingent Value Right with $1,445 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2020 and for the three months ended March 31, 2020:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$8,334	$75,004	$60,436

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	($37,982)	($332,687)	($292,840)
		Change in net unrealized appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	$5,546	$47,129	$46,116

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.